UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2015

Date of reporting period:  March 31, 2015

Item 1.  Schedule of Investments.

Schedule of Investments
 March 31, 2015 (Unaudited)
Muirfield Fund

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 68.4%

Consumer Discretionary - 8.3%
AMC Networks Inc (3)	5,895	451,793
AutoNation Inc (3)	20,275	1,304,291
AutoZone Inc (3)	645	439,993
Best Buy Co Inc	33,370	1,261,052
Big Lots Inc	13,405	643,842
Choice Hotels International Inc	11,800	756,026
Cooper Tire & Rubber Co	30,780	1,318,615
Cracker Barrel Old Country Store Inc	2,915	443,488
CST Brands Inc	11,955	523,988
Dana Holding Corp	24,890	526,672
Deckers Outdoor Corp (3)	9,565	697,002
DeVry Education Group Inc	20,430	681,545
Dillard’s Inc	6,820	930,998
Dollar General Corp	11,090	835,964
Expedia Inc	4,615	434,410
Group 1 Automotive Inc	4,925	425,175
Iconix Brand Group Inc (3)	25,200	848,484
Interpublic Group of Cos Inc/The	35,585	787,140
Kohl’s Corp	12,270	960,127
Lear Corp	13,210	1,463,932
Leggett & Platt Inc	16,795	774,082
Macy’s Inc	15,170	984,685
Marriott International Inc/MD	11,820	949,382
Murphy USA Inc (3)	16,830	1,217,987
O’Reilly Automotive Inc (3)	6,395	1,382,855
Scripps Networks Interactive Inc	5,905	404,847
Starz (3)	12,565	432,362
Target Corp	25,780	2,115,765
Walt Disney Co/The	30,825	3,233,234
Whirlpool Corp	3,175	641,541

	(Cost $26,205,938)	27,871,277

Consumer Staples - 6.2%
Archer-Daniels-Midland Co	15,595	739,203
Costco Wholesale Corp	8,375	1,268,771
CVS Health Corp	34,270	3,537,007
Energizer Holdings Inc	5,870	810,353
HRG Group Inc (3)	48,040	599,539
Kroger Co/The	17,070	1,308,586
Lorillard Inc	9,465	618,538
Molson Coors Brewing Co	9,920	738,544
Monster Beverage Corp (3)	5,795	801,999
PepsiCo Inc	32,330	3,091,395
Pilgrim’s Pride Corp (5)	31,155	703,791
Procter & Gamble Co/The	22,580	1,850,205
Sanderson Farms Inc	10,505	836,723
Spectrum Brands Holdings Inc	6,935	621,099
Walgreens Boots Alliance Inc	14,470	1,225,320
Wal-Mart Stores Inc	23,865	1,962,896

	(Cost $19,413,053)	20,713,969

Energy - 4.6%
Atwood Oceanics Inc	21,545	605,630
Cameron International Corp (3)	16,200	730,944
Chevron Corp	13,845	1,453,448
Devon Energy Corp	8,115	489,416
Exxon Mobil Corp	50,190	4,266,149
FMC Technologies Inc (3)	16,360	605,484
Marathon Petroleum Corp	9,140	935,845
Murphy Oil Corp	10,880	507,008
National Oilwell Varco Inc	9,845	492,151
PBF Energy Inc	21,130	716,729
Phillips 66	7,680	603,648
SEACOR Holdings Inc (3)	8,985	625,985
Targa Resources Corp	9,095	871,210
Tesoro Corp	7,190	656,375
Valero Energy Corp	28,915	1,839,572

	(Cost $15,410,369)	15,399,594

Financials - 8.8%
Allstate Corp/The	26,070	1,855,402
American Equity Investment Life Holding Co	36,405	1,060,478
Ameriprise Financial Inc	4,800	628,032
Berkshire Hathaway Inc (3)	36,860	5,319,635
Capital One Financial Corp	8,925	703,469
Citigroup Inc	27,925	1,438,696
DiamondRock Hospitality Co (4)	34,945	493,773
Discover Financial Services	20,225	1,139,679
Equity LifeStyle Properties Inc (4)	9,915	544,829
Erie Indemnity Co	6,040	527,050
Hanover Insurance Group Inc/The	8,690	630,720
Hartford Financial Services Group Inc/The	23,245	972,106
Investment Technology Group Inc	15,305	463,895
JPMorgan Chase & Co	42,710	2,587,372
MSCI Inc	11,350	695,869
NASDAQ OMX Group Inc/The	12,895	656,871
Navient Corp	21,595	439,026
Prudential Financial Inc	10,495	842,853
Radian Group Inc	40,125	673,699
Ryman Hospitality Properties Inc (4)	8,670	528,090
Santander Consumer USA Holdings Inc	21,900	506,766
Sunstone Hotel Investors Inc (4)	30,680	511,436
SunTrust Banks Inc	8,150	334,884
Travelers Cos Inc/The	15,235	1,647,361
Voya Financial Inc	23,120	996,703
Wells Fargo & Co	56,200	3,057,279

	(Cost $27,847,763)	29,255,973

Healthcare - 13.6%
Abbott Laboratories	17,380	805,215
AbbVie Inc	17,375	1,017,133
Aetna Inc	6,635	706,827
Alere Inc (3)	14,160	692,424
Alexion Pharmaceuticals Inc (3)	3,190	552,827
AmerisourceBergen Corp	7,995	908,792
Amgen Inc	12,625	2,018,106
Anthem Inc	11,965	1,847,516
Cardinal Health Inc	8,905	803,854
Celgene Corp (3)	19,225	2,216,258
Centene Corp (3)	13,130	928,160
Chemed Corp	3,855	460,287
Community Health Systems Inc (3)	14,385	752,048
Envision Healthcare Holdings Inc (3)	22,115	848,110

Exact Sciences Corp (3)(5)	34,195	752,974
Gilead Sciences Inc	32,670	3,205,907
HCA Holdings Inc (3)	20,385	1,533,564
Health Net Inc/CA (3)	9,200	556,508
HealthSouth Corp	18,685	828,867
Hologic Inc (3)	28,715	948,313
Humana Inc	7,185	1,279,074
Impax Laboratories Inc (3)	9,835	460,966
Johnson & Johnson	29,925	3,010,455
Magellan Health Inc (3)	8,965	634,901
McKesson Corp	8,930	2,019,966
Medivation Inc (3)	3,455	445,937
Merck & Co Inc	47,500	2,730,300
Molina Healthcare Inc (3)	9,260	623,105
Mylan Laboratories Inc	11,605	688,756
Pfizer Inc	98,540	3,428,206
Quest Diagnostics Inc	10,635	817,300
Teva Pharmaceutical Industries Ltd - ADR (11)	33,665	2,097,330
United Therapeutics Corp (3)	2,640	455,228
UnitedHealth Group Inc	14,555	1,721,711
Universal Health Services Inc	3,885	457,303
VCA Inc (3)	12,310	674,834
Vertex Pharmaceuticals Inc (3)	5,845	689,535
Zoetis Inc	16,000	740,640

	(Cost $40,689,615)	45,359,237

Industrials - 6.0%
Alaska Air Group Inc	14,120	934,462
Avis Budget Group Inc (3)	25,240	1,489,539
CH Robinson Worldwide Inc	12,230	895,481
CSX Corp	18,645	617,522
Curtiss-Wright Corp	7,580	560,465
Delta Air Lines Inc	30,320	1,363,187
Deluxe Corp	16,575	1,148,316
Dun & Bradstreet Corp/The	5,805	745,130
FedEx Corp	5,775	955,474
Generac Holdings Inc (3)	10,295	501,264
General Dynamics Corp	9,825	1,333,547
General Electric Co	41,800	1,037,058
HD Supply Holdings Inc (3)	24,915	776,227
JetBlue Airways Corp (3)	79,620	1,532,685
KAR Auction Services Inc	15,105	572,933
Middleby Corp/The (3)	5,360	550,204
Northrop Grumman Corp	4,390	706,614
Quad/Graphics Inc	9,640	221,527
Southwest Airlines Co	37,490	1,660,807
Stanley Black & Decker Inc	5,535	527,818
Trinity Industries Inc	19,160	680,372
Triumph Group Inc	7,220	431,178
United Continental Holdings Inc (3)	10,995	739,414

	(Cost $18,345,181)	19,981,224

Information Technology - 18.4%
Apple Inc	74,270	9,241,415
ARRIS Group Inc (3)	32,950	952,090
Arrow Electronics Inc (3)	7,055	431,413
Broadcom Corp	32,260	1,396,697
Calix Inc (3)	15,705	131,765
CDW Corp/DE	47,530	1,770,017
Cirrus Logic Inc (3)	21,415	712,263
CommScope Holding Co Inc (3)	33,525	956,804
Corning Inc	98,960	2,244,412
DST Systems Inc	8,490	939,928

EarthLink Holdings Corp	68,180	302,719
EchoStar Corp (3)	14,965	773,990
Electronic Arts Inc (3)	29,030	1,707,399
Entropic Communications Inc (3)	40,325	119,362
EVERTEC Inc	25,345	554,042
Fiserv Inc (3)	12,750	1,012,350
Google Inc - Class C (3)	4,565	2,501,620
Google Inc - Class A (3)	2,040	1,131,588
Hewlett-Packard Co (3)	90,978	2,834,874
Ingram Micro Inc (3)	24,420	613,430
Intel Corp	136,765	4,276,641
InterDigital Inc/PA	17,285	877,041
International Business Machines Corp	15,895	2,551,148
j2 Global Inc	12,350	811,148
Jabil Circuit Inc	73,075	1,708,494
Lam Research Corp	8,465	594,539
Micron Technology Inc (3)	31,580	856,765
Microsoft Corp	62,755	2,551,305
NeuStar Inc (3)(5)	23,210	571,430
NVIDIA Corp	39,910	835,117
OmniVision Technologies Inc (3)	18,565	489,559
Oracle Corp	106,895	4,612,518
PMC-Sierra Inc (3)	55,555	515,550
Science Applications International Corp	17,190	882,707
Take-Two Interactive Software Inc (3)	18,955	482,500
Tessera Technologies Inc	20,095	809,427
Texas Instruments Inc	45,410	2,596,771
Trimble Navigation Ltd (3)	16,525	416,430
Western Digital Corp	23,131	2,105,152
Western Union Co/The	39,415	820,226
Xerox Corp	145,040	1,863,764

	(Cost $53,972,381)	61,556,410

Materials - 1.0%
Alcoa Inc	34,760	449,099
Kaiser Aluminum Corp	9,265	712,386
Mosaic Co/The (3)	32,455	1,494,877
Rock-Tenn Co	11,595	747,878

	(Cost $3,379,947)	3,404,240

Telecommunication Services - 1.0%
CenturyLink Inc	24,440	844,402
Premiere Global Services Inc (3)	9,805	93,736
Verizon Communications Inc	47,520	2,310,898

	(Cost $3,426,639)	3,249,036

Utilities - 0.5%
Public Service Enterprise Group Inc	6,585	276,043
UGI Corp	21,562	702,706
Vectren Corp	15,025	663,204

	(Cost $1,526,634)	1,641,953

Total Common Stocks (Cost $210,217,520)		228,432,913

Registered Investment Companies - 9.5%

iShares China Large Cap ETF (5)(10)	76,225	3,384,390
iShares MSCI EAFE ETF (10)	393,630	25,259,237
iShares MSCI India ETF (10)	95,270	3,047,211

Total Registered Investment Companies (Cost $31,430,927)		31,690,838

Money Market Registered Investment Companies - 16.2%

Fidelity Institutional Money Market Portfolio, 0.14% (6)	5,444,194	5,444,194
Meeder Money Market Fund - Institutional Class, 0.11% (7)	48,682,379	48,682,379

Total Money Market Registered Investment Companies (Cost $54,126,573)		54,126,573

Bank Obligations - 0.2%

Capital Bank Deposit Account, 0.65%, 4/1/2015 (8)	249,000	249,000
EverBank Money Market Account, 0.61%, 4/1/2015 (8)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.58%, 4/1/2015 (8)	249,000	249,000

Total Bank Obligations (Cost $747,000)		747,000

Total Investments - 94.3% (Cost $296,522,020)(2)		314,997,324

Other Assets less Liabilities - 5.7%		19,092,207

Total Net Assets - 100.0%		334,089,531

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	4,142	44,361
Meeder Balanced Fund	2,204	24,420
Meeder Dynamic Growth Fund	1,489	15,084
Meeder Muirfield Fund	6,138	43,580
Meeder Quantex Fund	3,351	118,022
Meeder Utilities & Infrastructure Fund	463	14,108

Total Trustee Deferred Compensation (Cost $178,031)		259,575

Futures Contracts

		Unrealized
		Appreciation
	Long Contracts	(Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2015, notional value $53,271,680	517	18,986
Russell 2000 Mini Index Futures expiring June 2015, notional value $20,481,960	164	294,872

Total Futures Contracts	681	313,858

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (12)
Level 1 - Quoted Prices	$314,250,324	$313,858
Level 2 - Other Significant Observable Inputs	747,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$314,997,324	$313,858

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $296,754,385 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$22,182,887
Unrealized depreciation	$(3,939,948)
Net unrealized appreciation (depreciation)	$18,242,939

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)	American Depositary Receipt.

(12)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
 March 31, 2015 (Unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 75.2%

Consumer Discretionary - 7.8%
Amazon.com Inc (3)	220	81,862
AutoNation Inc (3)	9,290	597,626
Best Buy Co Inc	15,295	577,998
Big Lots Inc	3,990	191,640
Choice Hotels International Inc	6,810	436,317
Cooper Tire & Rubber Co	9,160	392,414
Cracker Barrel Old Country Store Inc	1,295	197,021
CST Brands Inc	5,675	248,735
Dana Holding Corp	11,760	248,842
Deckers Outdoor Corp (3)	4,415	321,721
DeVry Education Group Inc	6,140	204,830
Dillard’s Inc	2,465	336,497
Dollar General Corp	9,890	745,508
Iconix Brand Group Inc (3)	13,860	466,666
Interpublic Group of Cos Inc/The	22,345	494,271
Kohl’s Corp	4,430	346,648
Lear Corp	11,080	1,227,886
Leggett & Platt Inc	10,825	498,924
Macy’s Inc	9,775	634,495
Marriott International Inc/MD	7,525	604,408
Murphy USA Inc (3)	4,755	344,119
O’Reilly Automotive Inc (3)	2,930	633,583
Target Corp	13,570	1,113,690
Walt Disney Co/The	13,485	1,414,442

	(Cost $11,492,021)	12,360,143

Consumer Staples - 6.8%
Archer-Daniels-Midland Co	8,315	394,131
Coca-Cola Co/The	7,480	303,314
Costco Wholesale Corp	6,015	911,242
CVS Health Corp	16,545	1,707,609
Kroger Co/The	8,535	654,293
Lorillard Inc	5,095	332,958
Mondelez International Inc	13,105	472,959
Monster Beverage Corp (3)	1,340	185,449
PepsiCo Inc	18,590	1,777,576
Pilgrim’s Pride Corp (5)	11,680	263,851
Procter & Gamble Co/The	7,905	647,736
Sanderson Farms Inc	4,925	392,276
Walgreens Boots Alliance Inc	14,765	1,250,300
Wal-Mart Stores Inc	17,900	1,472,275

	(Cost $9,817,274)	10,765,969

Energy - 5.6%
Anadarko Petroleum Corp	4,140	342,833
Apache Corp	3,330	200,899

Atwood Oceanics Inc	11,600	326,076
Cameron International Corp (3)	10,800	487,296
Chevron Corp	5,535	581,064
Devon Energy Corp	6,655	401,363
Exxon Mobil Corp	22,310	1,896,350
FMC Technologies Inc (3)	8,810	326,058
Marathon Petroleum Corp	4,825	494,032
Murphy Oil Corp	6,265	291,949
National Oilwell Varco Inc	5,180	258,948
PBF Energy Inc	11,380	386,010
Phillips 66	4,340	341,124
SEACOR Holdings Inc (3)	4,835	336,854
Superior Energy Services Inc	31,630	706,614
Tesoro Corp	4,925	449,603
Valero Energy Corp	16,445	1,046,231

	(Cost $8,767,466)	8,873,304

Financials - 11.5%
Allstate Corp/The	14,485	1,030,897
American Equity Investment Life Holding Co	20,020	583,183
American Express Co	10,885	850,336
Ameriprise Financial Inc	2,955	386,632
Bank of America Corp	23,395	360,049
Berkshire Hathaway Inc (3)	19,075	2,752,904
Capital One Financial Corp	9,805	772,830
Citigroup Inc	34,075	1,755,544
Discover Financial Services	11,800	664,930
Equity LifeStyle Properties Inc (4)	4,835	265,683
Erie Indemnity Co	4,470	390,052
Hanover Insurance Group Inc/The	7,605	551,971
Hartford Financial Services Group Inc/The	7,750	324,105
Investment Technology Group Inc	7,655	232,023
JPMorgan Chase & Co	38,925	2,358,077
MSCI Inc	6,110	374,604
NASDAQ OMX Group Inc/The	6,945	353,778
Prudential Financial Inc	4,940	396,731
Radian Group Inc	21,605	362,748
Ryman Hospitality Properties Inc (4)	4,335	264,045
Santander Consumer USA Holdings Inc	10,950	253,383
SunTrust Banks Inc	3,550	145,870
Travelers Cos Inc/The	11,430	1,235,926
Vornado Realty Trust (4)	3,135	351,120
Voya Financial Inc	7,705	332,163
Wells Fargo & Co	19,480	1,059,712

	(Cost $17,772,295)	18,409,296

Healthcare - 15.3%
Abbott Laboratories	5,830	270,104
AbbVie Inc	11,200	655,648
Aetna Inc	7,935	845,316
Alexion Pharmaceuticals Inc (3)	1,595	276,414
AmerisourceBergen Corp	4,395	499,580
Amgen Inc	6,315	1,009,453
Anthem Inc	3,890	600,655
Biogen Inc (3)	2,190	924,706
Cardinal Health Inc	8,350	753,755
Celgene Corp (3)	12,210	1,407,569

Centene Corp (3)	6,660	470,795
Chemed Corp	1,715	204,771
Cigna Corp	4,950	640,728
Edwards Lifesciences Corp (3)	1,885	268,537
Eli Lilly & Co	8,400	610,260
Exact Sciences Corp (3)(5)	17,095	376,432
Gilead Sciences Inc	12,310	1,207,980
HCA Holdings Inc (3)	6,275	472,068
Health Net Inc/CA (3)	5,520	333,905
HealthSouth Corp	13,350	592,206
Hologic Inc (3)	16,635	549,371
Humana Inc	5,075	903,452
Johnson & Johnson	23,975	2,411,885
Magellan Health Inc (3)	3,350	237,247
McKesson Corp	4,615	1,043,913
Medivation Inc (3)	3,455	445,937
Merck & Co Inc	24,630	1,415,732
Molina Healthcare Inc (3)	3,145	211,627
Mylan Laboratories, Inc.	2,555	151,639
Pfizer Inc	36,175	1,258,528
Quest Diagnostics Inc	4,965	381,560
STERIS Corp	3,005	211,161
Surgical Care Affiliates Inc (3)	4,660	159,978
Teva Pharmaceutical Industries Ltd - ADR (11)	10,580	659,134
United Therapeutics Corp (3)	2,640	455,228
UnitedHealth Group Inc	6,795	803,781
Universal Health Services Inc	3,885	457,303
VCA Inc (3)	6,825	374,147

	(Cost $22,133,205)	24,552,505

Industrials - 6.5%
Alaska Air Group Inc	5,100	337,518
Avis Budget Group Inc (3)	8,415	496,611
CH Robinson Worldwide Inc	4,415	323,266
CSX Corp	15,825	524,124
Curtiss-Wright Corp	2,500	184,850
Delta Air Lines Inc	28,930	1,300,693
Deluxe Corp	7,145	495,006
FedEx Corp	4,945	818,150
General Dynamics Corp	8,980	1,218,855
General Electric Co	56,465	1,400,897
JetBlue Airways Corp (3)	24,155	464,984
Northrop Grumman Corp	4,595	739,611
Quad/Graphics Inc	4,820	110,764
Southwest Airlines Co	24,990	1,107,057
Stanley Black & Decker Inc	2,060	196,442
United Continental Holdings Inc (3)	8,690	584,403

	(Cost $9,780,774)	10,303,231

Information Technology - 19.3%
Apple Inc	40,330	5,018,261
Broadcom Corp	23,675	1,025,009
Calix Inc (3)	7,855	65,903
CDW Corp/DE	28,515	1,061,899
Cisco Systems Inc	59,595	1,640,352
Corning Inc	59,375	1,346,625
DST Systems Inc	2,120	234,705

EarthLink Holdings Corp	34,090	151,360
Electronic Arts Inc (3)	8,465	497,869
Entropic Communications Inc (3)	20,160	59,674
Facebook Inc (3)	3,155	259,388
Google Inc (3)	2,355	1,290,540
Google Inc (3)	2,355	1,306,319
Hewlett-Packard Co (3)	36,880	1,149,181
Intel Corp	60,605	1,895,118
InterDigital Inc/PA	4,320	219,197
International Business Machines Corp	10,990	1,763,895
IXYS Corp	12,245	150,858
j2 Global Inc	5,295	347,776
Jabil Circuit Inc	14,670	342,985
Micron Technology Inc (3)	24,560	666,313
Microsoft Corp	39,665	1,612,581
NVIDIA Corp	14,410	301,529
Oracle Corp	45,875	1,979,506
PMC-Sierra Inc (3)	16,665	154,651
Science Applications International Corp	4,300	220,805
Tessera Technologies Inc	8,930	359,700
Texas Instruments Inc	30,960	1,770,448
Visa Inc	21,780	1,424,630
Western Digital Corp	11,566	1,052,622
Xerox Corp	99,235	1,275,170

	(Cost $26,882,808)	30,644,869

Materials - 1.0%
International Paper Co	4,770	264,687
Kaiser Aluminum Corp	4,275	328,705
Mosaic Co/The (3)	21,635	996,508

	(Cost $1,554,433)	1,589,900

Telecommunication Services - 1.2%
CenturyLink Inc	14,665	506,676
Premiere Global Services Inc (3)	4,900	46,844
Verizon Communications Inc	26,860	1,306,202

	(Cost $1,964,150)	1,859,722
Utilities - 0.2%
PG&E Corp	3,360	178,315
Public Service Enterprise Group Inc	3,895	163,278

	(Cost $334,955)	341,593

Total Common Stocks (Cost $110,499,381)		119,700,532

Registered Investment Companies - 9.5%

iShares China Large Cap ETF (5)(10)	36,495	1,620,378
iShares MSCI EAFE ETF (5)(10)	188,435	12,091,874
iShares MSCI India ETF (10)	45,610	1,458,836

Total Registered Investment Companies (Cost $15,031,224)		15,171,088

Money Market Registered Investment Companies - 12.1%

Fidelity Institutional Money Market Portfolio, 0.14% (6)	4,369,411	4,369,411
Meeder Money Market Fund - Institutional Class, 0.11% (7)	14,824,020	14,824,020

Total Money Market Registered Investment Companies (Cost $19,193,431)		19,193,431

Bank Obligations - 0.5%

Capital Bank Deposit Account, 0.65%, 4/1/2015 (8)	249,000	249,000
EverBank Money Market Account, 0.61%, 4/1/2015 (8)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.58%, 4/1/2015 (8)	249,000	249,000

Total Bank Obligations (Cost $747,000)		747,000

Total Investments - 97.3% (Cost $145,471,036)(2)		154,812,051

Other Assets less Liabilities - 2.7%		4,370,087

Total Net Assets - 100.0%		159,182,138

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	2,963	31,734
Meeder Balanced Fund	1,561	17,296
Meeder Dynamic Growth Fund	1,066	10,799
Meeder Muirfield Fund	3,351	23,792
Meeder Quantex Fund	1,527	53,781
Meeder Utilities & Infrastructure Fund	330	10,055

Total Trustee Deferred Compensation (Cost $105,517)		147,457

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2015, notional value $23,905,280	232	10,199

Total Futures Contracts	232	10,199

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (12)
Level 1 - Quoted Prices	$154,065,051	$10,199
Level 2 - Other Significant Observable Inputs	747,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$154,812,051	$10,199

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $145,523,874 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,209,146
Unrealized depreciation	$(1,920,969)
Net unrealized appreciation (depreciation)	$9,288,177

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)	American Depositary Receipt.

(12)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2015 (Unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 74.8%

Consumer Discretionary - 9.2%
AMC Networks Inc (3)	4,855	372,087
AutoNation Inc (3)	4,645	298,813
AutoZone Inc (3)	530	361,545
Best Buy Co Inc	7,645	288,905
Big Lots Inc	8,130	390,484
Choice Hotels International Inc	8,610	551,643
Cooper Tire & Rubber Co	12,310	527,360
Cracker Barrel Old Country Store Inc	2,270	345,358
CST Brands Inc	8,185	358,749
Dana Holding Corp	20,640	436,742
Deckers Outdoor Corp (3)	4,490	327,186
DeVry Education Group Inc	6,195	206,665
Dillard’s Inc	2,655	362,434
Expedia Inc	3,800	357,694
Iconix Brand Group Inc (3)	7,560	254,545
Interpublic Group of Cos Inc/The	14,895	329,477
Kohl’s Corp	4,770	373,253
Lear Corp	4,120	456,578
Leggett & Platt Inc	7,215	332,539
Marriott International Inc/MD	4,135	332,123
Murphy USA Inc (3)	5,240	379,219
O’Reilly Automotive Inc (3)	1,465	316,792
Scripps Networks Interactive Inc	4,865	333,544
Skechers U.S.A. Inc (3)	5,515	396,584
Starz (3)	10,345	355,971

	(Cost $8,414,435)	9,046,290

Consumer Staples - 4.7%
Archer-Daniels-Midland Co	6,235	295,539
CVS Health Corp	8,355	862,320
HRG Group Inc (3)	27,300	340,704
Molson Coors Brewing Co	2,020	150,389
PepsiCo Inc	8,480	810,858
Pilgrim’s Pride Corp (5)	11,880	268,369
Sanderson Farms Inc	3,415	272,005
Walgreens Boots Alliance Inc	6,040	511,467
Wal-Mart Stores Inc	13,830	1,137,518

	(Cost $4,482,924)	4,649,169

Energy - 5.1%
Atwood Oceanics Inc	8,140	228,815
Cameron International Corp (3)	9,720	438,566
Chevron Corp	3,055	320,714
Exxon Mobil Corp	8,045	683,825
FMC Technologies Inc (3)	6,290	232,793
Marathon Petroleum Corp	3,555	363,996
National Oilwell Varco Inc	4,665	233,203
PBF Energy Inc	8,915	302,397
Phillips 66	3,005	236,193
SEACOR Holdings Inc (3)	3,455	240,710
Superior Energy Services Inc	21,250	474,725
Targa Resources Corp	3,980	381,244
Tesoro Corp	5,405	493,422
Valero Energy Corp	4,150	264,023
World Fuel Services Corp	3,095	177,901

	(Cost $5,228,960)	5,072,527

Financials - 9.7%
American Equity Investment Life Holding Co	10,010	291,591
Berkshire Hathaway Inc (3)	11,430	1,649,577
Capital One Financial Corp	2,460	193,897
Citigroup Inc	15,125	779,240

Discover Financial Services	3,035	171,022
Equity LifeStyle Properties Inc (4)	4,835	265,683
Erie Indemnity Co	3,350	292,321
Hanover Insurance Group Inc/The	4,345	315,360
Hartford Financial Services Group Inc/The	7,880	329,542
Investment Technology Group Inc	3,825	115,936
JPMorgan Chase & Co	17,825	1,079,839
MSCI Inc	4,365	267,618
NASDAQ OMX Group Inc/The	4,960	252,662
Navient Corp	17,785	361,569
Radian Group Inc	15,430	259,070
Ryman Hospitality Properties Inc (4)	4,770	290,541
Santander Consumer USA Holdings Inc	12,045	278,721
Sunstone Hotel Investors Inc (4)	12,820	213,709
Travelers Cos Inc/The	7,035	760,695
Vornado Realty Trust (4)	1,695	189,840
Voya Financial Inc	7,835	337,767
Wells Fargo & Co	16,355	889,712

	(Cost $9,082,822)	9,585,912

Healthcare - 16.1%
Abbott Laboratories	6,825	316,202
Aetna Inc	4,975	529,987
AmerisourceBergen Corp	3,250	369,428
Anthem Inc	2,725	420,767
Becton Dickinson and Co	540	77,539
Cardinal Health Inc	5,425	489,715
Celgene Corp (3)	4,380	504,926
Centene Corp (3)	6,695	473,270
Chemed Corp	3,000	358,200
Cigna Corp	1,900	245,936
Edwards Lifesciences Corp (3)	3,240	461,570
Exact Sciences Corp (3)(5)	17,280	380,506
Gilead Sciences Inc	12,380	1,214,848
HCA Holdings Inc (3)	4,455	335,150
Health Net Inc/CA (3)	6,490	392,580
HealthSouth Corp	8,675	384,823
Hill-Rom Holdings Inc	8,790	430,710
Hologic Inc (3)	11,090	366,247
Humana Inc	3,245	577,675
Impax Laboratories Inc (3)	7,650	358,556
Magellan Health Inc (3)	6,900	488,658
McKesson Corp	4,465	1,009,983
Medivation Inc (3)	2,685	346,553
Merck & Co Inc	14,955	859,613
PAREXEL International Corp (3)	5,395	372,201
Pfizer Inc	24,735	860,531
Quest Diagnostics Inc	4,325	332,376
STERIS Corp	3,755	263,864
United Therapeutics Corp (3)	2,560	441,434
UnitedHealth Group Inc	4,650	550,049
Universal Health Services Inc	3,020	355,484
VCA Inc (3)	10,850	594,797
Vertex Pharmaceuticals Inc (3)	2,730	322,058
Zoetis Inc	7,465	345,555

	(Cost $13,447,101)	15,831,791

Industrials - 6.1%
Alaska Air Group Inc	6,825	451,679
Avis Budget Group Inc (3)	12,620	744,769
CH Robinson Worldwide Inc	4,755	348,161
Curtiss-Wright Corp	5,835	431,440
Delta Air Lines Inc	17,685	795,118
Deluxe Corp	3,315	229,663
Generac Holdings Inc (3)	7,205	350,811
General Dynamics Corp	1,845	250,422
HD Supply Holdings Inc (3)	11,630	362,333
JetBlue Airways Corp (3)	31,845	613,016
Quad/Graphics Inc	2,410	55,382
Southwest Airlines Co	10,270	454,961
Stanley Black & Decker Inc	2,575	245,552
Triumph Group Inc	5,945	355,035
United Continental Holdings Inc (3)	5,130	344,993

	(Cost $5,552,590)	6,033,335

Information Technology - 21.3%
Apple Inc	25,245	3,141,235
ARRIS Group Inc (3)	11,530	333,159
Arrow Electronics Inc (3)	5,810	355,282
Broadcom Corp	19,415	840,572
Calix Inc (3)	3,925	32,931
CDW Corp/DE	19,900	741,076
Cirrus Logic Inc (3)	14,800	492,248
CommScope Holding Co Inc (3)	11,735	334,917
Corning Inc	35,110	796,295
DST Systems Inc	3,300	365,343
EarthLink Holdings Corp	17,045	75,680
Electronic Arts Inc (3)	4,180	245,847
Entropic Communications Inc (3)	10,080	29,837
EVERTEC Inc	13,825	302,215
Fiserv Inc (3)	4,465	354,521
Google Inc (3)	1,600	876,800
Google Inc (3)	295	163,637
Hewlett-Packard Co (3)	20,215	629,899
Integrated Device Technology Inc (3)	11,225	224,725
Intel Corp	28,535	892,289
InterDigital Inc/PA	6,720	340,973
j2 Global Inc	5,385	353,687
Jabil Circuit Inc	14,915	348,713
Lam Research Corp	2,350	165,052
Micron Technology Inc (3)	12,280	333,156
Microsoft Corp	9,560	388,662
NeuStar Inc (3)(5)	15,710	386,780
NVIDIA Corp	15,520	324,756
OmniVision Technologies Inc (3)	18,690	492,855
Oracle Corp	37,405	1,614,025
PMC-Sierra Inc	11,110	103,101
Science Applications International Corp	6,685	343,275
Take-Two Interactive Software Inc (3)	11,370	289,423
Tessera Technologies Inc	11,595	467,047
Texas Instruments Inc	13,795	788,867
Trimble Navigation Ltd (3)	13,610	342,972
Visa Inc	13,220	864,720
Western Digital Corp	7,340	668,013
Western Union Co/The	17,865	371,771
Xerox Corp	65,045	835,828

	(Cost $18,971,621)	21,052,184

Materials - 1.3%
Kaiser Aluminum Corp	4,350	334,472
Mosaic Co/The (3)	12,505	575,980
Rock-Tenn Co	5,350	345,075

	(Cost $1,196,058)	1,255,527

Telecommunication Services - 0.5%
CenturyLink Inc	12,220	422,201
Premiere Global Services Inc (3)	2,450	23,422

	(Cost $523,439)	445,623

Utilities - 0.8%
UGI Corp	9,585	312,375
Vectren Corp	11,535	509,155

	(Cost $761,216)	821,530

Total Common Stocks (Cost $67,661,166)		73,793,888

Registered Investment Companies - 9.6%

iShares China Large Cap ETF (10)	22,805	1,012,542
iShares MSCI EAFE ETF (10)	117,740	7,555,376
iShares MSCI India ETF (10)	28,500	911,572

Total Registered Investment Companies (Cost $9,387,680)		9,479,490

Money Market Registered Investment Companies - 10.2%

Fidelity Institutional Money Market Portfolio, 0.14% (6)	1,059,501	1,059,501
Meeder Money Market Fund - Institutional Class, 0.11% (7)	8,958,601	8,958,601

Total Money Market Registered Investment Companies (Cost $10,018,102)		10,018,102

Bank Obligations - 0.8%

Capital Bank Deposit Account, 0.65%, 4/1/2015 (8)	249,000	249,000
EverBank Money Market Account, 0.61%, 4/1/2015 (8)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.58%, 4/1/2015 (8)	249,000	249,000

Total Bank Obligations (Cost $747,000)		747,000

Total Investments - 95.4% (Cost $87,813,948)(2)		94,038,480

Other Assets less Liabilities - 4.6%		4,556,463

Total Net Assets - 100.0%		98,594,943

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	1,636	17,522
Meeder Balanced Fund	880	9,750
Meeder Dynamic Growth Fund	585	5,926
Meeder Muirfield Fund	2,000	14,200
Meeder Quantex Fund	956	33,670
Meeder Utilities & Infrastructure Fund	183	5,576

Total Trustee Deferred Compensation (Cost $62,558)		86,644

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2015, notional value $12,158,720	118	(23,256)
Russell 2000 Mini Index Futures expiring June 2015, notional value $2,872,470	23	41,354

Total Futures Contracts	141	18,098

(1)
Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●  Level 1 - quoted prices in active markets for identical securities
●  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$93,291,480	$18,098
Level 2 - Other Significant Observable Inputs	747,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$94,038,480	$18,098

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $87,840,017 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,571,290
Unrealized depreciation	$(1,372,827)
Net unrealized appreciation (depreciation)	$6,198,463

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(8)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2015 (Unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 47.3%

Consumer Discretionary - 5.7%
AMC Networks Inc (3)	2,655	203,479
AutoNation Inc (3)	8,325	535,547
AutoZone Inc (3)	290	197,826
Best Buy Co Inc	13,700	517,722
Big Lots Inc	5,950	285,779
Choice Hotels International Inc	4,895	313,623
Cooper Tire & Rubber Co	13,720	587,765
Cracker Barrel Old Country Store Inc	1,310	199,303
CST Brands Inc	4,995	218,931
Dana Holding Corp	10,400	220,064
Deckers Outdoor Corp (3)	4,320	314,798
DeVry Education Group Inc	9,105	303,743
Dillard’s Inc	3,070	419,086
Dollar General Corp	4,700	354,286
Expedia Inc	2,080	195,790
Group 1 Automotive Inc	2,085	179,998
Iconix Brand Group Inc (3)	10,345	348,316
Interpublic Group of Cos Inc/The	14,870	328,924
Kohl’s Corp	5,520	431,940
Lear Corp	6,205	687,637
Leggett & Platt Inc	7,020	323,552
Macy’s Inc	6,285	407,959
Marriott International Inc/MD	5,250	421,680
Murphy USA Inc (3)	7,500	542,775
O’Reilly Automotive Inc (3)	2,625	567,630
Scripps Networks Interactive Inc	2,660	182,370
Starz (3)	5,655	194,589
Target Corp	10,585	868,711
Walt Disney Co/The	13,445	1,410,246
Whirlpool Corp	1,325	267,730

	(Cost $11,337,120)	12,031,799

Consumer Staples - 4.3%
Archer-Daniels-Midland Co	7,060	334,644
Costco Wholesale Corp	3,710	562,046
CVS Health Corp	14,845	1,532,151
Energizer Holdings Inc	2,455	338,913
HRG Group Inc (3)	20,075	250,536
Kroger Co/The	7,065	541,603
Lorillard Inc	4,280	279,698
Molson Coors Brewing Co	4,480	333,536
Monster Beverage Corp (3)	2,390	330,764
PepsiCo Inc	13,995	1,338,201
Pilgrim’s Pride Corp (5)	14,070	317,841
Procter & Gamble Co/The	9,730	797,276
Sanderson Farms Inc	4,315	343,690
Spectrum Brands Holdings Inc	2,900	259,724
Walgreens Boots Alliance Inc	6,130	519,088
Wal-Mart Stores Inc	11,610	954,923

	(Cost $8,480,748)	9,034,634

Energy - 3.3%
Atwood Oceanics Inc	9,745	273,932
Cameron International Corp (3)	7,405	334,114
Chevron Corp	5,625	590,512
Devon Energy Corp	3,665	221,036

Exxon Mobil Corp	22,425	1,906,124
FMC Technologies Inc (3)	7,400	273,874
Marathon Petroleum Corp	4,115	421,335
Murphy Oil Corp	4,545	211,797
National Oilwell Varco Inc	4,430	221,456
PBF Energy Inc	9,555	324,106
Phillips 66	3,455	271,563
SEACOR Holdings Inc (3)	4,065	283,209
Targa Resources Corp	4,090	391,781
Tesoro Corp	3,250	296,693
Valero Energy Corp	12,530	797,159

	(Cost $6,828,448)	6,818,691

Financials - 6.0%
Allstate Corp/The	10,705	761,875
American Equity Investment Life Holding Co	14,950	435,494
Ameriprise Financial Inc	2,170	283,923
Berkshire Hathaway Inc (3)	15,250	2,200,879
Capital One Financial Corp	4,015	316,462
Citigroup Inc	12,565	647,349
DiamondRock Hospitality Co (4)	14,605	206,369
Discover Financial Services	8,980	506,023
Equity LifeStyle Properties Inc (4)	4,145	227,768
Erie Indemnity Co	2,525	220,332
Hanover Insurance Group Inc/The	3,530	256,207
Hartford Financial Services Group Inc/The	10,495	438,901
Investment Technology Group Inc	6,215	188,377
JPMorgan Chase & Co	17,850	1,081,352
MSCI Inc	5,135	314,827
NASDAQ OMX Group Inc/The	5,830	296,980
Navient Corp	9,720	197,608
Prudential Financial Inc	4,450	357,380
Radian Group Inc	18,145	304,655
Ryman Hospitality Properties Inc (4)	3,920	238,767
Santander Consumer USA Holdings Inc	9,900	229,086
Sunstone Hotel Investors Inc (4)	12,820	213,709
SunTrust Banks Inc	3,750	154,088
Travelers Cos Inc/The	6,945	750,963
Voya Financial Inc	10,440	450,068
Wells Fargo & Co	23,485	1,277,584

	(Cost $11,982,471)	12,557,026

Healthcare - 9.5%
Abbott Laboratories	7,335	339,831
AbbVie Inc	7,205	421,781
Aetna Inc	3,155	336,102
Alere Inc (3)	5,915	289,244
Alexion Pharmaceuticals Inc (3)	1,475	255,618
AmerisourceBergen Corp	3,610	410,349
Amgen Inc	5,710	912,744
Anthem Inc	5,245	809,880
Cardinal Health Inc	3,890	351,150
Celgene Corp (3)	8,600	991,408
Centene Corp (3)	5,740	405,761
Chemed Corp	1,735	207,159
Community Health Systems Inc (3)	6,010	314,203
Envision Healthcare Holdings Inc (3)	9,240	354,354
Exact Sciences Corp (3)(5)	15,440	339,989
Gilead Sciences Inc	14,885	1,460,664
HCA Holdings Inc (3)	8,755	658,639
Health Net Inc/CA (3)	4,095	247,707
HealthSouth Corp	7,590	336,692
Hologic Inc (3)	12,000	396,300
Humana Inc	3,160	562,543
Impax Laboratories Inc (3)	4,425	207,400
Johnson & Johnson	13,515	1,359,609
Magellan Health Inc (3)	3,745	265,221
McKesson Corp	3,730	843,726

Medivation Inc (3)	1,555	200,704
Merck & Co Inc	20,845	1,198,170
Molina Healthcare Inc (3)	4,080	274,543
Mylan Laboratories, Inc.	4,920	292,002
Pfizer Inc	42,510	1,478,922
Quest Diagnostics Inc	4,805	369,264
Teva Pharmaceutical Industries Ltd - ADR (11)	15,640	974,372
United Therapeutics Corp (3)	1,190	205,198
UnitedHealth Group Inc	6,525	771,842
Universal Health Services Inc	1,745	205,404
VCA Inc (3)	5,735	314,393
Vertex Pharmaceuticals Inc (3)	2,630	310,261
Zoetis Inc	7,200	333,288

	(Cost $17,970,361)	20,006,437

Industrials - 4.2%
Alaska Air Group Inc	6,355	420,574
Avis Budget Group Inc (3)	11,485	677,787
CH Robinson Worldwide Inc	5,505	403,076
CSX Corp	10,275	340,308
Curtiss-Wright Corp	3,170	234,390
Delta Air Lines Inc	13,675	614,828
Deluxe Corp	6,805	471,450
Dun & Bradstreet Corp/The	2,615	335,661
FedEx Corp	2,590	428,516
Generac Holdings Inc (3)	4,630	225,435
General Dynamics Corp	4,260	578,210
General Electric Co	14,675	364,087
HD Supply Holdings Inc (3)	11,215	349,403
JetBlue Airways Corp (3)	35,485	683,086
KAR Auction Services Inc	6,310	239,338
Middleby Corp/The (3)	2,240	229,936
Northrop Grumman Corp	1,825	293,752
Quad/Graphics Inc	3,915	89,967
Southwest Airlines Co	16,385	725,856
Stanley Black & Decker Inc	2,315	220,758
Trinity Industries Inc	8,005	284,258
Triumph Group Inc	3,250	194,090
United Continental Holdings Inc (3)	4,945	332,551

	(Cost $8,018,098)	8,737,317

Information Technology - 12.6%
Apple Inc	31,035	3,861,684
ARRIS Group Inc (3)	14,825	428,368
Arrow Electronics Inc (3)	3,175	194,151
Broadcom Corp	14,280	618,253
Calix Inc (3)	6,380	53,528
CDW Corp/DE	16,685	621,349
Cirrus Logic Inc (3)	9,510	316,303
CommScope Holding Co Inc (3)	15,085	430,526
Corning Inc	42,690	968,209
DST Systems Inc	3,820	422,912
EarthLink Holdings Corp	27,690	122,944
EchoStar Corp (3)	6,255	323,509
Electronic Arts Inc (3)	12,665	744,892
Entropic Communications Inc (3)	16,380	48,485
EVERTEC Inc	10,590	231,497
Fiserv Inc (3)	5,740	455,756
Google Inc (3)	2,065	1,131,620
Google Inc (3)	1,015	563,021
Hewlett-Packard Co (3)	38,020	1,184,703
Ingram Micro Inc (3)	10,205	256,350
Intel Corp	57,155	1,787,236
InterDigital Inc/PA	7,780	394,757
International Business Machines Corp	7,025	1,127,513
j2 Global Inc	5,575	366,166

Jabil Circuit Inc	31,810	743,718
Lam Research Corp	3,505	246,174
Micron Technology Inc (3)	14,210	385,517
Microsoft Corp	27,290	1,109,475
NeuStar Inc (3)(5)	9,615	236,721
NVIDIA Corp	17,960	375,813
OmniVision Technologies Inc (3)	8,295	218,739
Oracle Corp	44,670	1,927,510
PMC-Sierra Inc (3)	22,910	212,605
Science Applications International Corp	7,735	397,192
Take-Two Interactive Software Inc (3)	8,465	215,477
Tessera Technologies Inc	8,320	335,130
Texas Instruments Inc	19,590	1,120,254
Trimble Navigation Ltd (3)	7,435	187,362
Western Digital Corp	10,050	914,651
Western Union Co/The	16,470	342,741
Xerox Corp	67,450	866,733

	(Cost $23,381,214)	26,489,544

Materials - 0.7%
Alcoa Inc	14,525	187,663
Kaiser Aluminum Corp	4,185	321,785
Mosaic Co/The (3)	14,270	657,276
Rock-Tenn Co	4,810	310,245

	(Cost $1,465,885)	1,476,969

Telecommunication Services - 0.7%
CenturyLink Inc	10,545	364,330
Premiere Global Services Inc (3)	3,980	38,049
Verizon Communications Inc	19,855	965,549

	(Cost $1,444,138)	1,367,928
Utilities - 0.3%
Public Service Enterprise Group Inc	2,935	123,035
UGI Corp	10,050	327,530
Vectren Corp	6,040	266,606

	(Cost $667,407)	717,171

Total Common Stocks (Cost $91,575,890)		99,237,516

Registered Investment Companies - 37.3%

Baird Core Plus Bond Fund	254,455	2,867,712
Delaware Corporate Bond Fund	478,228	2,878,934
DoubleLine Total Return Bond Fund	782,064	8,664,256
Federated Bond Fund	914,933	8,701,014
Fidelity Capital & Income Fund	159,810	1,593,308
Goldman Sachs Emerging Markets Debt Fund	131,599	1,625,248
iShares Barclays 20+ Year Treasury Bond Fund (10)	36,120	4,720,523
iShares China Large Cap ETF (10)	34,470	1,530,468
iShares iBoxx $ High Yield Corporate Bond ETF (10)	35,825	3,246,103
iShares MSCI EAFE ETF (10)	178,415	11,448,891
iShares MSCI India ETF (10)	43,090	1,378,234
Ivy High Income Fund	202,215	1,635,923
Metropolitan West Total Return Bond Fund	786,006	8,653,932
PIMCO Investment Grade Corporate Bond Fund	266,240	2,870,063
Prudential Total Return Bond Fund	586,623	8,576,433
Sentinel Total Return Bond Fund	263,267	2,809,055
SPDR Barclays High Yield Bond ETF (10)	83,000	3,255,260
TCW Emerging Markets Income Fund	199,970	1,592,760

Total Registered Investment Companies (Cost $78,076,077)		78,048,117

Money Market Registered Investment Companies - 10.6%

Fidelity Institutional Money Market Portfolio, 0.14% (6)	4,230,753	4,230,753
Meeder Money Market Fund - Institutional Class, 0.11% (7)	18,073,234	18,073,234

Total Money Market Registered Investment Companies (Cost $22,303,987)		22,303,987

Bank Obligations - 0.4%

Capital Bank Deposit Account, 0.65%, 4/1/2015 (8)	249,000	249,000
EverBank Money Market Account, 0.61%, 4/1/2015 (8)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.58%, 4/1/2015 (8)	249,000	249,000

Total Bank Obligations (Cost $747,000)		747,000

Total Investments - 95.6% (Cost $192,702,954)(2)		200,336,620

Other Assets less Liabilities - 4.4%		9,249,257

Total Net Assets - 100.0%		209,585,877

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	2,769	29,656
Meeder Balanced Fund	1,496	16,576
Meeder Dynamic Growth Fund	991	10,039
Meeder Muirfield Fund	2,587	18,368
Meeder Quantex Fund	953	33,565
Meeder Utilities & Infrastructure Fund	309	9,415

Total Trustee Deferred Compensation (Cost $91,226)		117,619

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2015, notional value $24,214,400	235	37,725
Russell 2000 Mini Index Futures expiring March 2015, notional value $8,367,630	67	120,466

Total Futures Contracts	302	158,191

(1)
Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (12)
Level 1 - Quoted Prices	$199,589,620	$158,191
Level 2 - Other Significant Observable Inputs	747,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$200,336,620	$158,191

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $192,806,356 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,596,839
Unrealized depreciation	$(2,066,575)
Net unrealized appreciation (depreciation)	$7,530,264

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)	American Depositary Receipt.

(12)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2015 (Unaudited)

Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 61.7%

Consumer Discretionary - 5.9%
Big Lots Inc	6,550	314,597
Cooper Tire & Rubber Co	11,790	505,084
Cracker Barrel Old Country Store Inc	1,295	197,021
CST Brands Inc	11,635	509,962
Dana Holding Corp	9,220	195,095
Dillard’s Inc	2,275	310,560
Dollar General Corp	7,010	528,414
Finish Line Inc/The	17,015	417,208
Interpublic Group of Cos Inc/The	19,455	430,345
Kohl’s Corp	8,635	675,689
Lear Corp	5,080	562,966
Leggett & Platt Inc	9,490	437,394
Marriott International Inc/MD	4,815	386,741
O’Reilly Automotive Inc (3)	2,190	473,566
Scripps Networks Interactive Inc	3,475	238,246
Target Corp	13,840	1,135,848

	(Cost $6,877,633)	7,318,736

Consumer Staples - 4.7%
Energizer Holdings Inc	5,285	729,594
Molson Coors Brewing Co	5,475	407,614
Mondelez International Inc	19,450	701,951
Monster Beverage Corp (3)	4,925	681,595
PepsiCo Inc	11,150	1,066,163
Pilgrim’s Pride Corp (5)	14,950	337,721
Sanderson Farms Inc	2,440	194,346
Spectrum Brands Holdings Inc	5,815	520,791
Wal-Mart Stores Inc	13,835	1,137,928

	(Cost $5,519,579)	5,777,703

Energy - 8.1%
Anadarko Petroleum Corp	9,735	806,155
Cameron International Corp (3)	5,400	243,648
Chevron Corp	6,790	712,814
Delek US Holdings Inc	14,855	590,486
Devon Energy Corp	13,015	784,935
Exxon Mobil Corp	18,010	1,530,849
FMC Technologies Inc (3)	7,550	279,426
Marathon Petroleum Corp	6,095	624,067
Murphy Oil Corp	11,345	528,677
National Oilwell Varco Inc	6,220	310,938
Oil States International Inc (3)	10,135	403,069
PBF Energy Inc	14,410	488,787
Phillips 66	4,675	367,455
Superior Energy Services Inc	10,425	232,895
Targa Resources Corp	3,410	326,644
Tesoro Corp	11,660	1,064,441
Valero Energy Corp	8,640	549,677
Western Refining Inc	4,025	198,795

	(Cost $9,975,664)	10,043,758

Financials - 13.3%
Allstate Corp/The	10,850	772,195
American Campus Communities Inc (4)	18,855	808,314
Boston Properties Inc (4)	6,155	864,654

Capital One Financial Corp	4,925	388,189
Citigroup Inc	18,850	971,152
DiamondRock Hospitality Co (4)	65,310	922,830
Discover Financial Services	7,585	427,415
Equity LifeStyle Properties Inc (4)	16,625	913,543
Erie Indemnity Co	5,510	480,803
Essex Property Trust Inc (4)	3,645	837,986
Hanover Insurance Group Inc/The	3,630	263,465
Hartford Financial Services Group Inc/The	16,545	691,912
Kilroy Realty Corp (4)	10,565	804,736
LaSalle Hotel Properties (4)	21,300	827,718
Moody’s Corp	5,290	549,102
MSCI Inc	5,240	321,264
NASDAQ OMX Group Inc/The	5,950	303,093
Navient Corp	12,705	258,293
Radian Group Inc	18,520	310,951
Retail Properties of America Inc (4)	46,970	752,929
Ryman Hospitality Properties Inc (4)	17,200	1,047,651
Sunstone Hotel Investors Inc (4)	45,005	750,233
Travelers Cos Inc/The	8,900	962,357
Vornado Realty Trust (4)	7,225	809,200
Voya Financial Inc	9,730	419,460

	(Cost $15,537,881)	16,459,445

Healthcare - 9.4%
AbbVie Inc	7,225	422,952
Aetna Inc	2,305	245,552
Alere Inc (3)	6,690	327,141
Alexion Pharmaceuticals Inc (3)	1,060	183,698
AmerisourceBergen Corp	2,990	339,873
Anthem Inc	1,555	240,108
Centene Corp (3)	4,530	320,226
Cigna Corp	7,165	927,438
Gilead Sciences Inc	7,280	714,386
Health Net Inc/CA (3)	5,000	302,450
HealthSouth Corp	8,885	394,139
Hologic Inc (3)	22,315	736,953
Humana Inc	4,695	835,804
Impax Laboratories Inc (3)	4,370	204,822
Johnson & Johnson	9,990	1,004,993
Medivation Inc (3)	1,535	198,122
Merck & Co Inc	13,165	756,724
Molina Healthcare Inc (3)	2,045	137,608
Pfizer Inc	16,460	572,643
United Therapeutics Corp (3)	1,175	202,611
UnitedHealth Group Inc	7,460	882,443
Universal Health Services Inc	3,510	413,162
VCA Inc (3)	12,430	681,413
Vertex Pharmaceuticals Inc (3)	2,340	276,050
Zoetis Inc	6,400	296,256

	(Cost $10,285,007)	11,617,567

Industrials - 5.2%
Curtiss-Wright Corp	3,545	262,117
Delta Air Lines Inc	21,460	964,842
Deluxe Corp	5,060	350,557
FedEx Corp	3,885	642,773
General Dynamics Corp	5,605	760,767
IHS Inc (3)	3,760	427,738
KAR Auction Services Inc	13,180	499,917
Regal-Beloit Corp	4,235	338,461
Roper Industries Inc	4,620	794,640
Southwest Airlines Co	14,530	643,679
Stanley Black & Decker Inc	8,360	797,210

	(Cost $5,958,227)	6,482,701

Information Technology - 11.6%
ARRIS Group Inc (3)	13,180	380,836
Broadcom Corp	14,195	614,573
Broadridge Financial Solutions Inc	9,900	544,599
CDW Corp/DE	17,240	642,018
Cirrus Logic Inc (3)	5,950	197,897
Cisco Systems Inc	32,005	880,937
CommScope Holding Co Inc (3)	13,410	382,721
Electronic Arts Inc (3)	4,780	281,136
Fiserv Inc (3)	5,100	404,940
Harris Corp	5,145	405,220
Hewlett-Packard Co (3)	29,310	913,300
Intel Corp	31,970	999,702
j2 Global Inc	6,865	450,893
Lam Research Corp	2,160	151,708
Micron Technology Inc (3)	17,545	475,996
NeuStar Inc (3)(5)	19,400	477,628
NVIDIA Corp	17,740	371,210
OmniVision Technologies Inc (3)	18,645	491,669
Oracle Corp	32,680	1,410,141
PMC-Sierra Inc (3)	21,955	203,742
Science Applications International Corp	3,820	196,157
Tessera Technologies Inc	5,110	205,831
Visa Inc	18,660	1,220,550
Western Digital Corp	10,780	981,088
Western Union Co/The	15,205	316,416
Xerox Corp	56,735	729,045

	(Cost $13,467,869)	14,329,953

Materials - 1.8%
International Paper Co	14,510	805,160
Kaiser Aluminum Corp	3,315	254,890
Rock-Tenn Co	17,230	1,111,334

	(Cost $1,917,981)	2,171,384

Telecommunication Services - 0.6%
Verizon Communications Inc	16,020	779,053

	(Cost $785,608)	779,053

Utilities - 1.1%
UGI Corp	21,667	706,128
Vectren Corp	15,865	700,281

	(Cost $1,277,913)	1,406,409

Total Common Stocks (Cost $ 71,603,362)		76,386,709

Registered Investment Companies - 29.8%

iShares MSCI EAFE ETF (10)	160,570	10,303,777
iShares MSCI Emerging Markets ETF (5)(10)	257,425	10,330,465
Ivy International Core Equity Fund	469,542	8,447,055
Oppenheimer Developing Markets Fund	93,596	3,239,371
Virtus Emerging Markets Opportunities Fund	450,685	4,538,403

Total Registered Investment Companies (Cost $37,645,633)		36,859,071

Money Market Registered Investment Companies - 12.1%

Fidelity Institutional Money Market Portfolio, 0.14% (6)	11,186,999	11,186,999
Meeder Money Market Fund - Institutional Class, 0.11% (7)	3,800,556	3,800,556

Total Money Market Registered Investment Companies (Cost $14,987,555)		14,987,555

Bank Obligations - 0.6%

Capital Bank Deposit Account, 0.65%, 4/1/2015 (8)	249,000	249,000
EverBank Money Market Account, 0.61%, 4/1/2015 (8)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.58%, 4/1/2015 (8)	249,000	249,000

Total Bank Obligations (Cost $747,000)		747,000

Total Investments - 104.2% (Cost $124,983,550)(2)		128,980,335

Liabilities less Other Assets - (4.2%)		(5,254,709)

Total Net Assets - 100.0%		123,725,626

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	2,386	25,554
Meeder Balanced Fund	1,292	14,315
Meeder Dynamic Growth Fund	855	8,661
Meeder Muirfield Fund	2,241	15,911
Meeder Quantex Fund	822	28,951
Meeder Utilities & Infrastructure Fund	267	8,135

Total Trustee Deferred Compensation (Cost $79,112)		101,527

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2015, notional value $2,472,960	24	(2,726)
Russell 2000 Mini Index Futures expiring June 2015, notional value $4,496,040	36	64,728
E-mini Standard & Poors MidCap 400 Futures expiring June 2015, notional value $2,735,640	18	46,854

Total Futures Contracts	78	108,856

(1)
Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$128,233,335	$108,856
Level 2 - Other Significant Observable Inputs	747,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$128,980,335	$108,856

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $125,844,907 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,798,202
Unrealized depreciation	$(3,662,774)
Net unrealized appreciation (depreciation)	$3,135,428

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(8)
Variable rate security.  Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at March 31, 2015.  The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Strategic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2015 (Unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 63.7%

Consumer Discretionary - 9.1%
Aramark (6)	6,425	203,223
AutoZone Inc (3)	530	361,545
Best Buy Co Inc	5,035	190,273
Big Lots Inc	4,120	197,884
Cooper Tire & Rubber Co (6)	5,845	250,400
CST Brands Inc (6)	4,680	205,124
Dillard’s Inc	1,515	206,813
Expedia Inc (6)	2,360	222,147
FTD Cos Inc (3)(6)	5,985	179,191
Houghton Mifflin Harcourt Co (3)	9,765	229,282
Interpublic Group of Cos Inc/The	9,190	203,283
Kohl’s Corp	2,725	213,231
Lear Corp (6)	2,080	230,506
Leggett & Platt Inc (6)	4,640	213,859
Murphy USA Inc (6)	2,885	208,787
Regis Corp (3)(6)	12,425	203,273
Scripps Networks Interactive Inc	4,865	333,544
Starz	10,345	355,971

	(Cost $4,094,352)	4,208,336

Consumer Staples - 3.6%
CVS Health Corp	1,965	202,808
Fresh Del Monte Produce Inc (6)	5,985	232,876
HRG Group Inc (3)	16,260	202,925
Kroger Co/The	2,690	206,215
Pilgrim’s Pride Corp	7,565	170,893
Revlon Inc (3)(6)	6,230	256,676
Sanderson Farms Inc (6)	2,475	197,134
Spectrum Brands Holdings Inc	2,145	192,106

	(Cost $1,608,871)	1,661,633

Energy - 4.3%
Atwood Oceanics Inc (6)	7,175	201,689
FMC Technologies Inc	9,570	354,186
Murphy Oil Corp	4,425	206,205
PBF Energy Inc (6)	7,540	255,758
SEACOR Holdings Inc (3)	5,070	353,227
Tesoro Corp (6)	2,590	236,441
Valero Energy Corp	5,930	377,267

	(Cost $1,897,552)	1,984,773

Financials - 9.6%
American Equity Investment Life Holding Co	10,005	291,446
BancFirst Corp (6)	4,065	247,884
DiamondRock Hospitality Co (4)(6)	17,760	250,949
Equity LifeStyle Properties Inc (4)(6)	4,870	267,607
Erie Indemnity Co (6)	3,045	265,707
Everest Re Group Ltd (6)	1,560	271,440
First American Financial Corp	7,865	280,623
Hanover Insurance Group Inc/The (6)	3,820	277,257
Hartford Financial Services Group Inc/The	6,405	267,857
PennyMac Financial Services Inc (3)(6)	14,995	254,465
Radian Group Inc	21,160	355,276
Retail Properties of America Inc (4)	16,950	271,709
Santander Consumer USA Holdings Inc	15,630	361,678
Selective Insurance Group Inc (6)	9,895	287,450
Urstadt Biddle Properties Inc (4)	11,535	265,997
Voya Financial Inc	5,975	257,582

	(Cost $4,468,570)	4,474,927

Healthcare - 12.8%
Aetna Inc	1,885	200,809
Affymetrix Inc (3)(6)	18,420	231,355
Anthem Inc	1,380	213,086
Celgene Corp (3)	1,670	192,518
Centene Corp (3)	3,185	225,148
Cigna Corp	1,590	205,810
Community Health Systems Inc (3)(6)	4,300	224,804

Emergent Biosolutions Inc (3)(6)	7,265	208,941
Envision Healthcare Holdings Inc (3)(6)	5,965	228,758
Gilead Sciences Inc	1,965	192,825
HCA Holdings Inc (3)	2,735	205,754
Health Net Inc/CA (3)	3,565	215,647
Hill-Rom Holdings Inc (6)	4,235	207,515
Hologic Inc (3)(6)	7,030	232,166
Humana Inc	1,250	222,526
Impax Laboratories Inc (3)	4,370	204,822
LifePoint Hospitals Inc (3)(6)	3,035	222,921
Medivation Inc (3)	1,535	198,122
Molina Healthcare Inc (3)(6)	4,005	269,496
OPKO Health Inc (3)	13,700	194,129
Pharmacyclics Inc (3)	785	200,921
United Therapeutics Corp (3)	1,175	202,611
UnitedHealth Group Inc	1,770	209,373
Universal American Corp/NY (3)	22,795	243,451
Universal Health Services Inc	1,755	206,581
VCA Inc (3)	3,730	204,479
Vertex Pharmaceuticals Inc (3)	1,560	184,033
Zoetis Inc (3)	4,265	197,427

	(Cost $5,700,505)	5,946,028

Industrials - 8.2%
Alaska Air Group Inc	3,140	207,805
AMERCO	625	206,500
Blount International Inc (3)(6)	13,000	167,440
Curtiss-Wright Corp (6)	3,015	222,929
Deluxe Corp	3,135	217,193
Dun & Bradstreet Corp/The	2,710	347,856
Generac Holdings Inc (3)	7,205	350,811
Hawaiian Holdings Inc (3)(6)	7,745	170,584
HD Supply Holdings Inc (3)	11,630	362,333
KAR Auction Services Inc (6)	5,920	224,546
L-3 Communications Holdings Inc	1,595	200,635
Middleby Corp/The (3)(6)	2,130	218,645
Republic Airways Holdings Inc (3)(6)	13,940	191,675
Trinity Industries Inc	10,465	371,612
United Continental Holdings Inc (3)	5,130	344,993

	(Cost $3,793,222)	3,805,557

Information Technology - 13.2%
Apple Inc	6,415	798,218
ARRIS Group Inc (3)	11,530	333,159
Arrow Electronics Inc (3)(6)	3,630	221,975
Avnet Inc (6)	4,780	212,710
CDW Corp/DE (6)	5,770	214,875
CommScope Holding Co Inc (3)	11,735	334,917
EVERTEC Inc (6)	10,165	222,207
Fiserv Inc (3)	4,465	354,521
Gartner Inc (3)(6)	2,410	202,079
Global Payments Inc (6)	2,335	214,073
Intel Corp	10,575	330,680
j2 Global Inc (6)	3,420	224,626
Jabil Circuit Inc (6)	9,920	231,930
Micron Technology Inc (3)	11,535	312,946
Microsemi Corp (3)(6)	7,420	262,668
NeuStar Inc (3)(6)	7,390	181,942
NVIDIA Corp	8,870	185,605
OmniVision Technologies Inc (3)	7,430	195,929
Science Applications International Corp	3,820	196,157
Sykes Enterprises Inc (3)(6)	8,860	220,171
Tessera Technologies Inc (6)	5,535	222,950
VeriSign Inc (3)(6)	3,630	243,101
Western Union Co/The (6)	11,715	243,789

	(Cost $6,018,804)	6,161,228

Materials - 2.0%
KapStone Paper and Packaging Corp	10,925	358,777
Resolute Forest Products Inc	11,430	197,168
United States Steel Corp	16,165	394,426

	(Cost $935,683)	950,371

Utilities - 0.9%
Southwest Gas Corp	3,715	216,102
Vectren Corp (6)	4,210	185,829

	(Cost $405,689)	401,931

Total Common Stocks - Long (Cost $28,923,248)		29,594,784

Registered Investment Companies - 9.6%

iShares China Large Cap ETF (8)	10,640	472,416
iShares MSCI EAFE ETF (6)(8)	54,955	3,526,462
iShares MSCI India ETF (8)	13,300	425,401
SPDR S&P MidCap 400 ETF Trust (6)(8)	190	52,676

Total Registered Investment Companies (Cost $4,444,787)		4,476,955

Money Market Registered Investment Companies - 3.4%

Meeder Money Market Fund - Institutional Class, 0.11% (7)	1,578,826	1,578,826

Total Money Market Registered Investment Companies (Cost $1,578,826)		1,578,826

Total Investments - Long - 76.7% (Cost $34,946,861)(2)		35,650,565

Total Securities Sold Short - (25.8%) (Proceeds Received $11,962,755		(12,002,867)

Other Assets less Liabilities - 49.1%		22,788,508

Total Net Assets - 100.0%		46,436,206

Common Stocks - Short - (25.8%)

Consumer Discretionary - (3.5%)
AMC Networks Inc (3)(5)	(855)	(65,527)
CarMax Inc (3)(5)	(985)	(67,975)
Dorman Products Inc (3)(5)	(2,705)	(134,574)
Dunkin’ Brands Group Inc (5)	(1,345)	(63,968)
Five Below Inc (3)(5)	(5,235)	(186,209)
Lions Gate Entertainment Corp (5)	(1,940)	(65,805)
LKQ Corp (3)(5)	(3,250)	(83,070)
Mattel Inc (5)	(3,350)	(76,548)
Meritage Homes Corp (3)(5)	(4,245)	(206,477)
MGM Resorts International (3)(5)	(7,220)	(151,837)
Rentrak Corp (3)(5)	(1,120)	(62,227)
Tenneco Inc (3)(5)	(1,100)	(63,162)
Tesla Motors Inc (3)(5)	(320)	(60,406)
Urban Outfitters Inc (3)(5)	(3,590)	(163,884)
Vince Holding Corp (3)(5)	(2,840)	(52,682)
Wynn Resorts Ltd (5)	(995)	(125,251)

	(Proceeds Received $1,568,304)	(1,629,602)

Consumer Staples - (0.5%)
Hershey Co/The (5)	(635)	(64,078)
Keurig Green Mountain Inc (5)	(635)	(70,949)
Philip Morris International Inc (5)	(775)	(58,381)
Sprouts Farmers Market Inc (3)(5)	(1,750)	(61,653)

	(Proceeds Received $265,579)	(255,061)

Energy - (3.6%)
Bonanza Creek Energy Inc (3)(5)	(5,260)	(129,712)
Carrizo Oil & Gas Inc (3)(5)	(1,330)	(66,035)
Cobalt International Energy Inc (3)(5)	(14,275)	(134,328)
GasLog Ltd (5)	(6,700)	(130,114)
Golar LNG Ltd (5)	(4,745)	(157,914)
Helix Energy Solutions Group Inc (3)(5)	(4,400)	(65,824)
Kinder Morgan Inc/DE (5)	(1,535)	(64,562)
Nabors Industries Ltd (5)	(7,535)	(102,853)
PDC Energy Inc (3)(5)	(1,190)	(64,308)
Pioneer Natural Resources Co (5)	(410)	(67,039)
Rice Energy Inc (3)(5)	(8,110)	(176,474)
Rosetta Resources Inc (3)(5)	(3,465)	(58,974)
Scorpio Tankers, Inc. (5)	(26,475)	(249,395)
SM Energy Co (5)	(1,395)	(72,094)
Stone Energy Corp (5)	(3,615)	(53,068)
Whiting Petroleum Corp (3)(5)	(2,375)	(73,388)

	(Proceeds Received $1,608,624)	(1,666,082)

Financials - (5.6%)
Alexander & Baldwin Inc (5)	(1,585)	(68,440)
American Realty Capital Properties Inc (4)(5)	(9,620)	(94,757)

Artisan Partners Asset Management Inc (5)	(1,345)	(61,144)
BankUnited Inc (5)	(2,415)	(79,067)
BofI Holding Inc (3)(5)	(970)	(90,249)
BOK Financial Corp (5)	(1,280)	(78,362)
CBOE Holdings Inc (5)	(1,325)	(76,062)
Cousins Properties Inc (4)(5)	(12,005)	(127,253)
Crown Castle International Corp (4)(5)	(730)	(60,254)
Cullen/Frost Bankers Inc (5)	(1,145)	(79,097)
Encore Capital Group Inc (3)(5)	(1,900)	(79,021)
Financial Engines Inc (5)	(2,945)	(123,189)
Flagstar Bancorp Inc (3)(5)	(4,185)	(60,724)
Gaming and Leisure Properties Inc (4)(5)	(4,355)	(160,569)
Greenhill & Co Inc (5)	(2,000)	(79,300)
Howard Hughes Corp/The (3)(5)	(430)	(66,659)
Kennedy-Wilson Holdings Inc (5)	(2,570)	(67,180)
LPL Financial Holdings Inc (5)	(1,750)	(76,755)
LTC Properties Inc (4)(5)	(2,850)	(131,100)
MGIC Investment Corp (3)(5)	(9,775)	(94,133)
Potlatch Corp (4)(5)	(1,600)	(64,064)
PRA Group Inc (3)(5)	(1,500)	(81,480)
Rayonier Inc (4)(5)	(2,950)	(79,532)
St Joe Co/The (3)(5)	(7,175)	(133,168)
Starwood Waypoint Residential Trust (4)(5)	(2,470)	(63,850)
T Rowe Price Group Inc (5)	(950)	(76,931)
Virtus Investment Partners Inc (5)	(645)	(84,347)
Washington Federal Inc (5)	(3,865)	(84,276)
WisdomTree Investments Inc (5)	(5,485)	(117,708)
WP Carey Inc (4)(5)	(940)	(63,920)

	(Proceeds Received $2,572,794)	(2,602,591)

Healthcare - (3.4%)
Alnylam Pharmaceuticals Inc (3)(5)	(1,290)	(134,702)
Bristol-Myers Squibb Co (5)	(2,350)	(151,575)
Halozyme Therapeutics Inc (3)(5)	(7,585)	(108,314)
Incyte Corp (3)(5)	(1,750)	(160,405)
Intercept Pharmaceuticals Inc (3)(5)	(550)	(155,111)
LCI International, Inc. (3)(5)	(1,840)	(124,586)
OvaScience Inc (3)(5)	(2,595)	(90,124)
Puma Biotechnology Inc (3)(5)	(650)	(153,472)
Sangamo BioSciences Inc (3)(5)	(5,400)	(84,672)
Seattle Genetics Inc (3)(5)	(4,205)	(148,647)
Ultragenyx Pharmaceutical Inc (3)(5)	(2,660)	(165,159)
Zeltiq Aesthetics Inc (3)(5)	(2,800)	(86,324)

	(Proceeds Received $1,659,001)	(1,563,091)

Industrials - (2.9%)
ArcBest Corp (5)	(1,550)	(58,730)
B/E Aerospace Inc (5)	(1,005)	(63,938)
Donaldson Co Inc (5)	(1,655)	(62,410)
Fastenal Co (5)	(2,250)	(93,229)
Kirby Corp (3)(5)	(815)	(61,166)
Manitowoc Co Inc/The (5)	(4,370)	(94,217)
Meritor Inc (3)(5)	(4,535)	(57,186)
MRC Global Inc (3)(5)	(6,850)	(81,173)
MSC Industrial Direct Co Inc (5)	(860)	(62,092)
Navistar International Corp (3)(5)	(3,345)	(98,678)
Precision Castparts Corp (5)	(290)	(60,900)
Proto Labs Inc (3)(5)	(880)	(61,600)
Roadrunner Transportation Systems Inc (3)(5)	(3,620)	(91,477)
Terex Corp (5)	(2,425)	(64,481)
United Rentals Inc (3)(5)	(685)	(62,445)
USG Corp (3)(5)	(2,205)	(58,874)
Wabash National Corp (3)(5)	(4,295)	(60,560)
WW Grainger Inc (5)	(265)	(62,490)
XPO Logistics Inc (3)(5)	(2,035)	(92,531)

	(Proceeds Received $1,348,446)	(1,348,177)

Information Technology - (3.3%)
CoStar Group Inc (3)(5)	(400)	(79,132)
Cree Inc (3)(5)	(2,125)	(75,416)
FireEye Inc (3)(5)	(1,850)	(72,613)
First Solar Inc (3)(5)	(1,600)	(95,664)
Interactive Intelligence Group Inc (3)(5)	(2,990)	(123,128)
KLA-Tencor Corp (5)	(1,015)	(59,164)
Marketo Inc (3)(5)	(3,050)	(78,141)
Pandora Media Inc (3)(5)	(9,910)	(160,641)
Shutterstock Inc (3)(5)	(3,050)	(209,444)
Stratasys Ltd (3)(5)	(995)	(52,516)
SunEdison Inc (3)(5)	(8,230)	(197,520)
SunPower Corp (3)(5)	(2,925)	(91,582)

Universal Display Corp (3)(5)	(2,870)	(134,173)
Yelp Inc (3)(5)	(1,690)	(80,022)

	(Proceeds Received $1,497,808)	(1,509,156)

Materials - (1.6%)
Century Aluminum Co (3)(5)	(3,860)	(53,268)
Deltic Timber Corp (5)	(1,250)	(82,813)
Flotek Industries Inc (3)(5)	(8,780)	(129,417)
FMC Corp (5)	(1,015)	(58,109)
Freeport-McMoRan Inc (5)	(7,005)	(132,745)
Tahoe Resources Inc (5)	(10,745)	(117,765)
TimkenSteel Corp (5)	(4,725)	(125,071)
W.R. Grace & Co. (5)	(635)	(62,782)

	(Proceeds Received $780,257)	(761,970)

Telecommunication Services - (0.5%)
AT&T Inc (5)	(1,950)	(63,668)
Cogent Communications Holdings Inc (5)	(1,730)	(61,121)
Sprint Corp. (5)	(26,005)	(123,264)

	(Proceeds Received $253,596)	(248,053)

Utilities - (0.9%)
Eversource Energy (5)	(1,275)	(64,413)
ITC Holdings Corp (5)	(1,720)	(64,380)
Laclede Group Inc/The (5)	(1,245)	(63,769)
MDU Resources Group Inc (5)	(5,910)	(126,119)
TerraForm Power Inc (5)	(2,750)	(100,403)

	(Proceeds Received $408,346)	(419,084)

Total Common Stocks - Short (Proceeds Received $11,962,755)		(12,002,867)

Total Securities Sold Short (Proceeds Received $11,962,755)		(12,002,867)

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2015, notional value $18,341,120	178	33,273
Russell 2000 Mini Index Futures expiring June 2015, notional value $5,620,050	45	80,910

Total Futures Contracts	223	114,183

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$35,650,565	$114,183
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$35,650,565	$114,183

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Short position.

(6)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on March 31, 2015 was $12,376,279.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2015 (Unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 93.8%

Consumer Discretionary - 16.1%
Abercrombie & Fitch Co	22,005	484,990
ANN Inc (3)	17,275	708,793
Ascena Retail Group Inc (3)	50,185	728,184
AutoNation Inc (3)	10,435	671,284
Big Lots Inc	15,750	756,473
Cablevision Systems Corp	30,540	558,882
Darden Restaurants Inc	10,750	745,405
Fossil Group Inc (3)	5,690	469,141
Goodyear Tire & Rubber Co/The	22,060	597,385
Guess? Inc	29,900	555,841
Hasbro Inc	11,460	724,730
International Speedway Corp	19,915	649,428
JC Penney Co Inc (3)(5)	97,270	818,040
Leggett & Platt Inc	14,795	681,902
MDC Holdings Inc	23,810	678,585
New York Times Co/The	47,680	656,077
Rent-A-Center Inc/TX	17,355	476,221
Urban Outfitters Inc (3)	13,470	614,906

	(Cost $10,269,445)	11,576,267

Consumer Staples - 3.5%
Avon Products Inc	67,125	536,329
Dean Foods Co	32,525	537,638
Post Holdings Inc (3)	15,045	704,708
Tootsie Roll Industries Inc	21,182	718,503

	(Cost $2,726,319)	2,497,178

Energy - 11.9%
Atwood Oceanics Inc	22,220	624,604
California Resources Corp	100,030	761,228
CARBO Ceramics Inc (5)	19,040	580,910
CONSOL Energy Inc	18,645	520,009
Denbury Resources Inc	77,530	565,194
Diamond Offshore Drilling Inc (5)	17,170	459,984
Ensco PLC	21,045	443,418
Helmerich & Payne Inc	9,345	636,114
Newfield Exploration Co (3)	23,240	815,491
Noble Corp plc	38,040	543,211
Peabody Energy Corp (5)	81,435	400,660
QEP Resources Inc	31,170	649,895
Tidewater Inc	19,445	372,177
Transocean Ltd.	42,175	618,707
Unit Corp (3)	18,485	517,210

	(Cost $10,315,585)	8,508,812

Financials - 16.8%
Apartment Investment & Management Co (4)	16,965	667,742
Assurant Inc	9,210	565,586
Astoria Financial Corp	47,180	610,981
Cathay General Bancorp	24,635	700,865
Cincinnati Financial Corp	12,160	647,885
Comerica Inc	13,455	607,224
Huntington Bancshares Inc/OH	59,915	662,061
International Bancshares Corp	23,750	618,213

Iron Mountain Inc (4)	16,308	594,916
Kemper Corp	17,460	680,242
Legg Mason Inc	11,810	651,912
Leucadia National Corp	26,335	587,007
Mack-Cali Realty Corp (4)	33,065	637,493
NASDAQ OMX Group Inc/The	13,140	669,352
People’s United Financial Inc	44,680	679,136
Plum Creek Timber Co Inc (4)	13,830	600,914
Torchmark Corp	11,637	639,104
Trustmark Corp	25,685	623,632
Wells Fargo & Co Preferred (3)	1	-
Zions Bancorporation	22,110	596,970

	(Cost $10,609,051)	12,041,235

Healthcare - 6.3%
DENTSPLY International Inc	11,835	602,283
Halyard Health Inc (3)	13,865	682,158
HMS Holdings Corp (3)	29,815	460,642
Patterson Cos Inc	13,105	639,393
PerkinElmer Inc	14,410	736,927
Tenet Healthcare Corp (3)	12,437	615,756
Thoratec Corp (3)	19,415	813,294

	(Cost $3,915,339)	4,550,453

Industrials - 15.7%
ADT Corp/The	17,395	722,240
Allegion PLC	11,365	695,197
Dun & Bradstreet Corp/The	5,210	668,756
Expeditors International of Washington Inc	14,130	680,783
Flowserve Corp	10,540	595,405
FTI Consulting Inc (3)	16,315	611,160
Granite Construction Inc	16,575	582,446
Harsco Corp	33,365	575,880
Herman Miller Inc	21,415	594,480
Jacobs Engineering Group Inc (3)	14,100	636,756
Joy Global Inc	13,550	530,889
MSA Safety Inc	11,870	592,076
Pitney Bowes Inc	25,860	603,055
Quanta Services Inc (3)	22,200	633,366
Robert Half International Inc	10,800	653,616
Ryder System Inc	6,785	643,829
Snap-on Inc	4,610	677,947
Xylem Inc/NY	16,560	579,931

	(Cost $10,215,083)	11,277,812

Information Technology - 12.2%
Acxiom Corp (3)	31,095	574,947
Convergys Corp	30,945	707,711
FLIR Systems Inc	19,505	610,116
Intersil Corp	43,565	623,851
Itron Inc (3)	14,905	544,182
Knowles Corp (3)(5)	26,770	515,858
NeuStar Inc (3)(5)	22,675	558,259
Polycom Inc (3)	46,690	625,646
Semtech Corp (3)	22,865	609,238
Silicon Laboratories Inc (3)	13,240	672,195
Teradata Corp (3)	14,430	636,940
Total System Services Inc	18,560	708,064
VeriSign Inc (3)	11,060	740,688
Vishay Intertechnology Inc	44,550	615,681

	(Cost $8,529,310)	8,743,376

Materials - 6.0%
Airgas Inc	5,475	580,952
Avery Dennison Corp	12,150	642,857
Commercial Metals Co	38,690	626,391
International Flavors & Fragrances Inc	6,220	730,227

Martin Marietta Materials Inc	4,395	614,421
Owens-Illinois Inc (3)	23,355	544,639
Worthington Industries Inc	20,950	557,480

	(Cost $4,074,309)	4,296,967

Telecommunication Services - 0.8%
Windstream Holdings Inc (3)(5)	76,495	566,063

	(Cost $658,000)	566,063
Utilities - 4.3%
AGL Resources Inc	12,750	633,038
ONE Gas Inc	15,295	661,203
Pinnacle West Capital Corp	9,225	588,094
SCANA Corp	11,245	618,363
TECO Energy Inc	30,765	596,841

	(Cost $2,959,358)	3,097,539

Total Common Stocks (Cost $64,271,799)		67,155,702

Money Market Registered Investment Companies - 7.8%

Fidelity Institutional Money Market Portfolio, 0.14% (6)	3,190,977	3,190,977
Meeder Money Market Fund - Institutional Class, 0.11% (7)	2,414,555	2,414,555

Total Money Market Registered Investment Companies (Cost $5,605,532)		5,605,532

Bank Obligations - 1.0%

Capital Bank Deposit Account, 0.65%, 4/1/2015 (8)	249,000	249,000
EverBank Money Market Account, 0.61%, 4/1/2015 (8)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.58%, 4/1/2015 (8)	249,000	249,000

Total Bank Obligations (Cost $747,000)		747,000

Total Investments - 102.6% (Cost $70,624,331)(2)		73,508,234

Liabilities less Other Assets - (2.6%)		(1,835,420)

Total Net Assets - 100.0%		71,672,814

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	1,221	13,077
Meeder Balanced Fund	657	7,280
Meeder Dynamic Growth Fund	435	4,407
Meeder Muirfield Fund	2,218	15,748
Meeder Quantex Fund	1,320	46,490
Meeder Utilities & Infrastructure Fund	137	4,174

Total Trustee Deferred Compensation (Cost $60,559)		91,176

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 E-Mini expiring June 2015, notional value $4,255,440	28	42,228

Total Futures Contracts	28	42,228

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$72,761,234	$42,228
Level 2 - Other Significant Observable Inputs	747,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$73,508,234	$42,228

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $70,686,474 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,699,889
Unrealized depreciation	$(3,878,128)
Net unrealized appreciation (depreciation)	$2,821,760

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2015 (Unaudited)

Utilities & Infrastructure Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.5%

Electric Utility - 14.3%
AES Corp.	123,885	1,591,922
Covanta Holding Corp.	61,747	1,384,985
General Electric Co.	46,731	1,159,396
ITC Holdings Corp.	31,258	1,169,987
MDU Resources Group, Inc.	110,995	2,368,633

	(Cost $7,009,509)	7,674,923

Natural Gas Distribution - 14.0%
Energy Transfer Equity, L.P.	30,693	1,944,708
MarkWest Energy Partners, L.P.	16,792	1,109,951
National Grid PLC - ADR (4)	12,679	819,190
ONEOK, Inc.	16,664	803,871
WGL Holdings, Inc.	24,952	1,407,293
Williams Cos., Inc./The	28,946	1,464,378

	(Cost $4,393,940)	7,549,391

Oil Exploration & Production - 3.4%
Energen Corp.	11,377	750,882
EQT Corp.	13,014	1,078,470

	(Cost $1,357,499)	1,829,352

Pipelines - 14.3%
Enterprise Products Partners, L.P.	57,488	1,893,080
Kinder Morgan, Inc.	61,777	2,598,342
National Fuel Gas Co.	20,707	1,249,253
Questar Corp.	45,510	1,085,869
Spectra Energy Corp.	23,455	848,367

	(Cost $6,060,750)	7,674,911

Telecommunication Services - 23.6%
American Tower Corp. (5)	16,890	1,590,194
AT&T, Inc.	42,770	1,396,441
BCE, Inc.	18,947	802,595
Corning, Inc.	86,522	1,962,319
QUALCOMM, Inc.	20,034	1,389,158
Telefonaktiebolaget LM Ericsson - ADR (4)	93,488	1,173,274
Telephone & Data Systems, Inc.	64,022	1,594,148
T-Mobile US, Inc. (3)	33,643	1,066,147
Verizon Communications, Inc.	24,877	1,209,769
Vodafone Group PLC - ADR (4)	12,215	399,186

	(Cost $11,293,594)	12,583,231

Utility Services - 17.8%
Cummins, Inc.	8,702	1,206,445
Fluor Corp.	11,496	657,111
Macquarie Infrastructure Company, LLC	30,611	2,518,979
OGE Energy Corp.	25,554	807,762
Ormat Technologies, Inc.	24,074	915,293
Quanta Services, Inc. (3)	39,474	1,126,193
Pattern Energy Group, Inc.	44,877	1,270,917
UGI Corp.	29,887	974,017

	(Cost $8,422,428)	9,476,717

Water Utility - 7.1%
American Water Works Co., Inc.	18,411	998,060
Aqua America, Inc.	39,276	1,034,923
Veolia Environnement SA - ADR (4)	93,250	1,759,628

	(Cost $3,432,538)	3,792,611

Total Common Stocks (Cost $41,970,258)		50,581,136

Money Market Registered Investment Companies - 3.8%

Fidelity Institutional Money Market Portfolio, 0.14% (6)	3	3
Meeder Money Market Fund - Institutional Class, 0.11% (7)	2,032,665	2,032,665

Total Money Market Registered Investment Companies (Cost $2,032,668)		2,032,668

Total Investments - 98.3% (Cost $44,002,926)(2)		52,613,804

Other Assets less Liabilities - 1.7%		888,475

Total Net Assets - 100.0%		53,502,279

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,396	14,951
Meeder Balanced Fund	750	8,310
Meeder Dynamic Growth Fund	496	5,024
Meeder Muirfield Fund	2,102	14,924
Meeder Quantex Fund	1,158	40,785
Meeder Utilities & Infrastructure Fund	155	4,723

Total Trustee Deferred Compensation (Cost $60,298)		88,717

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$52,613,804	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$52,613,804	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $44,171,821 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,368,562
Unrealized depreciation	$(926,579)

Net unrealized appreciation (depreciation)	$8,441,983

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(8)	Assets of affiliates to the Utilities & Infrastructure Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2015 (Unaudited)

Total Return Bond Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 96.3%

Baird Core Plus Bond Fund	391,587	4,413,190
Delaware Corporate Bond Fund	735,550	4,428,014
DoubleLine Total Return Bond Fund	1,220,358	13,519,983
Federated Bond Fund	1,409,616	13,405,448
Fidelity Capital & Income Fund	1,167,864	11,643,605
Goldman Sachs Emerging Markets Debt Fund	728,440	8,996,231
iShares Barclays 20+ Year Treasury Bond Fund (6)	113,675	14,856,186
iShares Core U.S. Aggregate Bond ETF (6)	154,745	17,243,234
iShares iBoxx $ High Yield Corporate Bond ETF (6)	94,795	8,589,375
Ivy High Income Fund	1,144,654	9,260,247
Metropolitan West Total Return Bond Fund	1,212,186	13,346,170
PIMCO Investment Grade Corporate Bond Fund	408,728	4,406,086
Prudential Total Return Bond Fund	918,425	13,427,378
Putnam Absolute Return 300 Fund	306,177	3,165,868
Sentinel Total Return Bond Fund (7)	873,478	9,320,008
SPDR Barclays High Yield Bond ETF (6)	219,295	8,600,750
TCW Emerging Markets Income Fund	1,068,514	8,510,717

Total Registered Investment Companies (Cost $167,419,490)		167,132,490

Money Market Registered Investment Companies - 2.7%

Meeder Money Market Fund - Institutional Class, 0.11% (3)	4,660,185	4,660,185

Total Money Market Registered Investment Companies (Cost $4,660,185)		4,660,185

Bank Obligations - 0.4%

Capital Bank Deposit Account, 0.65%, 4/1/2015 (4)	249,000	249,000
EverBank Money Market Account, 0.61%, 4/1/2015 (4)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.58%, 4/1/2015 (4)	249,000	249,000

Total Bank Obligations (Cost $747,000)		747,000

U.S. Government Obligations - 0.5%

Federal Home Loan Bank, 1.25%, 2/27/2018	500,000	500,797
Federal Home Loan Mortgage Corporation, 1.625%, 2/27/2019	250,000	250,851
Government National Mortgage Association, 6.50%, due 7/20/2038	37,547	48,292

Total U.S. Government Obligations (Cost $795,054)		799,940

Total Investments - 99.9% (Cost $173,621,729)(2)		173,339,615

Other Assets less Liabilities - 0.1%		239,947

Total Net Assets - 100.0%		173,579,562

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	965	10,335
Meeder Balanced Fund	531	5,883
Meeder Dynamic Growth Fund	366	3,708
Meeder Muirfield Fund	956	6,788
Meeder Quantex Fund	299	10,531
Meeder Utilities & Infrastructure Fund	113	3,443

Total Trustee Deferred Compensation (Cost $35,629)		40,688

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”- Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments (8)
Level 1 - Quoted Prices	$171,792,675	$-
Level 2 - Other Significant Observable Inputs	1,546,940	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$173,339,615	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $173,997,022 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,211,837
Unrealized depreciation	$(1,869,244)
Net unrealized appreciation (depreciation)	$(657,407)

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2015.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of March 31, 2015, the fair value of illiquid securities held by the Fund was $362,355 or 0.21% of net assets.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2015 (Unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 11.3%

American National Bank Deposit Account	0.20	%(3)	04/01/15	249,497	249,497
Bank Midwest Deposit Account	0.65	%(3)	04/01/15	249,528	249,528
Capital Bank Deposit Account	0.65	%(3)	04/01/15	249,533	249,533
Columbus First Bank Demand Deposit Account	0.45	%(3)	04/01/15	249,276	249,276
EverBank Money Market Account	0.61	%(3)	04/01/15	249,496	249,496
FICA Bank Deposit Program (4)	0.23%		--	15,039,464	15,039,464
First Merchants Bank Demand Account	0.25	%(3)	04/01/15	249,624	249,624
Metro City Bank Deposit Account	0.45	%(3)	04/01/15	249,276	249,276
Mid America Bank Demand Deposit Account	0.50	%(3)	04/01/15	249,406	249,406
Nationwide Bank Deposit Account	0.60	%(3)	04/01/15	249,475	249,475
Pacific Mercantile Bank Deposit Account	0.58	%(3)	04/01/15	249,622	249,622
Plaza Bank Deposit Account	0.45	%(3)	04/01/15	249,316	249,316
PNC Bank Deposit Account	0.20	%(3)	04/01/15	249,497	249,497
TD Bank Demand Deposit Account	0.20	%(3)	04/01/15	249,498	249,498
The PrivateBank Deposit Account	0.25	%(3)	04/01/15	249,381	249,381

Total Bank Obligations (Cost $18,531,889)					18,531,889

Certificates of Deposit - 15.7%

1st Trust Bank	0.40%		02/26/16	249,000	249,000
Amboy Bank	0.50%		03/24/16	248,000	247,877
AmericanWest Bank WA	0.30%		06/18/15	249,000	249,000
Apple Bank for Savings	0.30%		06/11/15	249,000	249,000
Banc of California	0.30%		02/27/15	249,000	249,000
Banco Popular de Puerto Rico	0.60%		12/24/15	248,000	248,000
Bank Hapoalim B.M.	0.40%		07/17/15	249,000	249,000
Bank Leumi USA	0.45%		03/23/16	248,000	248,000
Bank of Baroda	0.50%		06/23/15	248,000	248,000
Bank of China	0.35%		06/04/15	249,000	249,000
Bank of India	0.55%		03/23/16	248,000	248,000
Bank of the West	0.30%		06/04/15	249,000	249,000
Bank Tennessee	0.30%		05/05/15	249,000	249,000
Bank United NA	0.30%		06/19/15	249,000	249,000
Bankers Bank of Kansas	0.45%		12/22/15	249,000	249,000
Bankers Bank of Oklahoma	0.30%		11/12/15	249,000	249,000
Bankers Bank of the West	0.40%		12/17/15	249,000	249,000
Barclays Bank Delaware	0.45%		12/17/15	248,000	248,000
BBCN Bank	0.35%		08/14/15	249,000	249,000
Beal Bank SSB	0.50%		09/16/15	249,000	249,000
Beal Bank USA	0.50%		09/30/15	249,000	249,000
Berkshire Bank	0.45%		03/31/16	248,000	248,000
Biddeford Savings Bank	0.35%		07/29/15	249,000	249,000
BMW Bank NA	0.40%		06/30/15	249,000	249,000
Bremer Bank NA	0.35%		11/05/15	249,000	249,000
Bridge Community Bank	0.30%		04/17/15	249,000	249,000
Capital Bank NA	0.45%		08/13/15	249,000	249,000
Cathay Bank	0.50%		03/21/16	248,000	248,000
Celtic Bank	0.30%		11/06/15	249,000	249,000
Central Bank, Tampa	0.40%		12/23/15	249,000	249,000
CFG Community Bank	0.30%		04/13/15	249,000	249,000
Cole Taylor Bank	0.30%		05/29/15	249,000	249,000
Comenity Capital Bank	0.35%		06/02/15	249,000	249,000
Community Bank of the Chesapeake	0.30%		09/30/15	249,000	249,000
Community & Southern Bank	0.45%		03/10/16	248,000	248,000
Currie State Bank	0.30%		06/10/15	249,000	249,000
Discover Bank	0.30%		06/04/15	249,000	249,000
Dollar Bank FSB	0.40%		11/17/15	249,000	249,000
Enerbank USA	0.45%		11/25/15	248,000	248,000
Enterprise Bank	0.40%		03/11/16	249,000	249,000
Enterprise Bank & Trust	0.20%		04/30/15	249,000	249,000
Espirito Santo Bank	0.40%		12/08/15	249,000	249,000
Essa Bank & Trust	0.40%		02/26/16	248,000	248,000
F&M Bank	0.40%		09/25/15	249,000	249,000
Federal Savings Bank	0.30%		06/05/15	249,000	249,000
First Bank of Puerto Rico	0.35%		05/29/15	249,000	249,000
First Merit Bank	0.45%		07/16/15	249,000	249,000
First Niagara Bank	0.45%		02/26/16	248,000	248,000
First State Bank of Blakely	0.35%		12/11/15	249,000	249,000
First Source Bank	0.30%		04/23/15	249,000	249,000
First Savings Bank FSB	0.20%		04/30/15	249,000	249,000
Flushing Bank	0.50%		12/10/15	249,000	249,000
Franklin Synergy Bank	0.40%		02/26/16	249,000	249,000
GE Capital Bank	0.40%		11/16/15	249,000	249,000
Goldman Sachs Bank	0.40%		07/16/15	249,000	249,000
Grand River Bank	0.30%		08/05/15	249,000	249,000
Hardin County Bank	0.40%		10/23/15	249,000	249,000
Homestreet Bank	0.25%		05/04/15	249,000	249,000
Inland Bank & Trust	0.30%		06/01/15	249,000	249,000
Israel Discount Bank of New York	0.45%		03/31/16	248,000	248,000
Lakeside Bank	0.45%		12/23/15	249,000	249,000
LCA Bank Corporation	0.45%		03/04/16	248,000	248,000
Lincoln Savings Bank	0.40%		09/11/15	249,000	249,000

Mahopac Bank	0.30%		07/31/15	249,000	249,000
Medallion Bank	0.45%		08/03/15	249,000	249,000
Mercantil Commercebank NA	0.55%		03/24/16	248,000	248,000
Meridian Bank	0.35%		10/16/15	249,000	249,000
Mizuho Bank	0.35%		04/01/15	249,000	249,000
MVB Bank Inc	0.30%		12/05/15	249,000	249,000
Northfield Bank	0.45%		12/19/15	248,000	248,000
Pacific Continental Bank	0.30%		07/23/15	249,000	249,000
Pacific Premier Bank	0.35%		10/23/15	249,000	249,000
Pacific Western Bank	0.45%		11/19/15	249,000	249,000
Paragon Community Bank	0.45%		02/26/16	249,000	249,000
Passumpsic Savings Bank	0.25%		05/28/15	249,000	249,000
Patriot National Bank	0.45%		03/31/16	248,000	248,000
People’s United Bank	0.40%		02/25/16	248,000	248,000
Plains Capital Bank	0.35%		10/15/15	249,000	249,000
Putnam 1st Mercantile Bank	0.40%		12/10/15	249,000	249,000
Reliant Bank	0.30%		05/06/15	249,000	249,000
Riverbank	0.40%		02/25/16	249,000	249,000
S&T Bank	0.40%		06/26/15	249,000	249,000
Southern Michigan Bank & Trust	0.45%		03/18/16	249,000	249,000
Safra National Bank	0.50%		07/30/15	249,000	249,000
Santander Bank NA	0.50%		07/22/15	248,000	248,000
Southeast Bank	0.30%		06/12/15	249,000	249,000
Southern First Bank	0.40%		12/23/15	249,000	249,000
Standard Bank Trust	0.40%		09/11/15	249,000	249,000
Stearns Bank NA	0.45%		12/18/15	248,000	248,000
Sterling Bank	0.40%		10/30/15	249,000	249,000
Summit Community Bank Inc	0.25%		12/22/15	249,000	249,000
Synchrony Bank	0.45%		06/19/15	249,000	249,000
Synovus Bank	0.40%		06/24/15	249,000	249,000
TCF National Bank	0.35%		07/16/15	249,000	249,000
The Bank of Holland	0.30%		10/23/15	249,000	249,000
The Citizens State Bank	0.45%		03/04/16	249,000	249,000
Town North Bank	0.40%		07/24/15	249,000	249,000
Trans Alliance Bank	0.40%		12/31/15	249,000	249,000
United Bank	0.30%		11/03/15	249,000	249,000
United Bankers’ Bank	0.40%		02/27/16	249,000	249,000
Valley Central Bank	0.40%		12/04/15	249,000	249,000
Volunteer State Bank	0.20%		05/07/15	249,000	249,000
Wilshire Bank	0.35%		07/31/15	249,000	249,000
Woori America Bank	0.40%		02/25/16	249,000	249,000

Total Certificates of Deposit (Cost $25,875,877)					25,875,877

Corporate Obligations - 12.0%

Bath Technologies (6)	0.30	%(3)	04/02/15	480,000	480,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.45	%(5)	04/01/15	9,917,682	9,917,682
GE Demand Note	0.45	%(5)	04/01/15	1,470,000	1,470,000
Royal Bank of Canada	0.25	%(3)	06/10/15	5,000,000	5,000,105
Springside Corp. Exchange Partners, LLC (6)	0.20	%(3)	04/02/15	1,950,000	1,950,000
Toyota Motor Credit	0.24	%(3)	04/02/15	1,000,000	1,000,000

Total Corporate Obligations (Cost $19,817,787)					19,817,787

Repurchase Agreements - 30.4%

Guggenheim (Collateralized by $48,150,483 various Fannie Maes and Freddie Macs, 2.481% - 5.329%, due 1/1/19 - 2/1/44, fair value $20,400,001)(proceeds $20,000,000), purchase date 3/30/15	0.14%		04/06/15	20,000,000	20,000,000
Int’l FCStone (Collateralized by $84,608,181 various Federal Home Loan Banks and Federal Home Loan Mortgage Associations, 0.50% - 6.00%, due 9/28/16 - 3/1/45, fair value $10,202,433) (proceeds $10,000,000), purchase date 3/25/15	0.26%		04/01/15	10,000,000	10,000,000
Int’l FCStone (Collateralized by $44,307,151 various Federal Home Loan Mortgage Associations, 4.00% - 5.50%, due 3/1/18 - 5/1/44, fair value $10,201,351)(proceeds $10,000,000), purchase date 3/26/15	0.25%		04/02/15	10,000,000	10,000,000
Int’l FCStone (Collateralized by $35,229,468 various Federal Home Loan Mortgage Associations, 3.00% - 5.50%, due 2/1/18 - 11/1/41, fair value $10,200,526)(proceeds $10,000,000), purchase date 3/31/15	0.16%		04/07/15	10,000,000	10,000,000

Total Repurchase Agreements (Cost $50,000,000)					50,000,000

U.S. Government Agency Obligations - 9.0%

Fannie Mae	0.45	%(5)	05/24/15	4,865,000	4,871,289
Federal Farm Credit Bank	0.20	%(5)	05/03/15	5,000,000	5,000,698
Federal Home Loan Bank	0.22	%(5)	04/07/15	5,000,000	5,001,309

Total U.S. Government Agency Obligations (Cost $14,873,296)					14,873,296

Money Market Registered Investment Companies - 21.6%

Fidelity Institutional Money Market Portfolio, 0.14% (7)				35,520,975	35,520,975

Total Money Market Registered Investment Companies (Cost $35,520,975)					35,520,975

Total Investments - 100.0% (Cost $164,619,824)(2)					164,619,824

Other Assets less Liabilities - 0.0%					43,473

Total Net Assets - 100.0%					164,663,297

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	988	10,581
Meeder Balanced Fund	526	5,828
Meeder Dynamic Growth Fund	349	3,535
Meeder Muirfield Fund	1,876	13,320
Meeder Quantex Fund	1,156	40,714
Meeder Utilities & Infrastructure Fund	109	3,321

Total Trustee Deferred Compensation (Cost $52,630)		77,299

(1)
Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$35,520,975	$-
Level 2 - Other Significant Observable Inputs	129,098,849	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$164,619,824	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)
Variable rate security.  Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at March 31, 2015.  The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)
The FICA bank deposits were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company.  The underlying bank deposits are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  For a complete list of the underlying bank deposits that make up this program, visit www.meederinvestment.com.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2015. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(6)
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.  Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.  Bath Technologies was acquired on 10/18/1999 at a cost of $480,000.  Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004 at a cost of $1,950,000.  As of March 31, 2015, securities restricted as to resale to institutional investors represented 1.5% of Total Investments.  The fair value noted approximates amortized cost.

(7)	7-day yield as of March 31, 2015.

(8)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 22, 2015

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 22, 2015